As filed with the Securities and Exchange Commission on May 30, 2014

  File No. 002-77048
  File No. 811-03451

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933

  POST-EFFECTIVE AMENDMENT NO. 66

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940

  AMENDMENT NO. 65

SEI DAILY INCOME TRUST

SEI Investments Company

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(610) 676-1000

Timothy D. Barto

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Copy to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b)

☒  on May 31, 2014 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on [date] pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective
date for a previously filed post-effective amendment.

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

FUND SUMMARY
MONEY MARKET FUND	1
PRIME OBLIGATION FUND	5
GOVERNMENT FUND	9
GOVERNMENT II FUND	13
TREASURY FUND	17
TREASURY II FUND	21
Purchase and Sale of Fund Shares	25
Tax Information	25
Payments to Broker-Dealers and Other Financial Intermediaries	25
MORE INFORMATION ABOUT INVESTMENTS	25
MORE INFORMATION ABOUT RISKS	26
Risk Information Common to the Funds	26
More Information About Principal Risks	26
GLOBAL ASSET ALLOCATION	29
INVESTMENT ADVISER AND SUB-ADVISER	29
Information About Voluntary Fee Waivers	30
Legal Proceedings	30
FUNDS CLOSED TO NEW INVESTORS	31
PURCHASING, EXCHANGING AND SELLING FUND SHARES	31
HOW TO PURCHASE FUND SHARES	31
Pricing of Fund Shares	32
Frequent Purchases and Redemptions of Fund Shares	33
Foreign Investors	33
Customer Identification and Verification and Anti-Money Laundering Program	33
HOW TO EXCHANGE YOUR FUND SHARES	34
HOW TO SELL YOUR FUND SHARES	34
Receiving Your Money	34
Redemptions in Kind	34
Suspension of Your Right to Sell Your Shares	35
Telephone Transactions	35
DISTRIBUTION AND SERVICE OF FUND SHARES	35
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	35
DIVIDENDS, DISTRIBUTIONS AND TAXES	36
Dividends and Distributions	36
Taxes	36
FINANCIAL HIGHLIGHTS	37
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST	Back Cover

SEI / PROSPECTUS

MONEY MARKET FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.60%
Total Annual Fund Operating Expenses	0.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund — Class A Shares	$68	$214	$373	$835

Principal Investment Strategies

The Money Market Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by Nationally Recognized Statistical Rating Organizations or that the sub-adviser (the Sub-Adviser) determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

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SEI / PROSPECTUS

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

2

SEI / PROSPECTUS

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

3

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.33% (09/30/07)

Worst Quarter: 0.00% (12/31/13)

The Fund's Class A total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class A Shares	1 Year	5 Years	10 Years	Since Inception (11/15/1983)
Money Market Fund	0.02%	0.14%	1.79%	4.45%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 25 of this prospectus.

4

SEI / PROSPECTUS

PRIME OBLIGATION FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.53%
Fee Waivers and Expense Reimbursements	(0.33)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.20%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund — Class A Shares	$20	$137	$263	$633

Principal Investment Strategies

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by Nationally Recognized Statistical Rating Organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S.

5

SEI / PROSPECTUS

and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

6

SEI / PROSPECTUS

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

7

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.33% (09/30/07)

Worst Quarter: 0.00% (09/30/13)

The Fund's Class A total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class A Shares	1 Year	5 Years	10 Years	Since Inception (12/22/1987)
Prime Obligation Fund	0.01%	0.10%	1.76%	3.88%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 25 of this prospectus.

8

SEI / PROSPECTUS

GOVERNMENT FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers and Expense Reimbursements	(0.33)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.25%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.25%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund — Class A Shares	$26	$153	$291	$694

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and repurchase agreements fully collateralized by such obligations.

9

SEI / PROSPECTUS

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

The Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and the rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

10

SEI / PROSPECTUS

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.30% (12/31/06)

Worst Quarter: 0.00% (03/31/13)

The Fund's Class A total return from January 1, 2014 to March 31, 2014 was 0.00%.

11

SEI / PROSPECTUS

Average Annual Total Returns (for the periods ended December 31, 2013)

Class A Shares	1 Year	5 Years	10 Years	Since Inception (10/27/1995)
Government Fund	0.02%	0.07%	1.68%	2.85%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 25 of this prospectus.

12

SEI / PROSPECTUS

GOVERNMENT II FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.53%
Fee Waivers and Expense Reimbursements	(0.33)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.20%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Government II Fund — Class A Shares	$20	$137	$263	$633

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.

13

SEI / PROSPECTUS

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

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Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.28% (12/31/06)

Worst Quarter: 0.00% (06/30/10)

The Fund's Class A total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class A Shares	1 Year	5 Years	10 Years	Since Inception (12/9/1985)
Government II Fund	0.01%	0.04%	1.65%	3.94%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 25 of this prospectus.

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TREASURY FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers and Expense Reimbursements	(0.38)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.20%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund — Class A Shares	$20	$147	$286	$689

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

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Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

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Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.29% (12/31/06)

Worst Quarter: 0.00% (12/31/11)

The Fund's Class A total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class A Shares	1 Year	5 Years	10 Years	Since Inception (9/30/1992)
Treasury Fund	0.01%	0.02%	1.52%	2.93%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 25 of this prospectus.

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TREASURY II FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers and Expense Reimbursements	(0.38)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.20%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Treasury II Fund — Class A Shares	$20	$147	$286	$689

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are

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marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.21% (12/31/06)

Worst Quarter: 0.00% (06/30/11)

The Fund's Class A total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class A Shares	1 Year	5 Years	10 Years	Since Inception (7/28/1989)
Treasury II Fund	0.01%	0.02%	1.37%	3.18%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 25 of this prospectus.

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Purchase and Sale of Fund Shares

Class A Shares do not have a minimum investment requirement. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted. You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds' shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of each Fund's assets in a way that they believe will help the Fund achieve its investment goal. SIMC acts as "manager of managers" for the Funds and attempts to ensure that the Sub-Adviser complies with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees.

This prospectus describes the Funds' primary investment strategies. Under normal circumstances, the Funds will invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in the types of securities described in this prospectus. Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that may not ordinarily be consistent with the Fund's objectives, and the Fund may not

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achieve its investment goal. The Funds will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for higher taxable income.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its investment goal. SIMC and the Sub-Adviser make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Funds.

The value of your investment in the Funds is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — The Money Market and Prime Obligation Funds may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds' recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Corporate Fixed Income Securities — The Money Market and Prime Obligation Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and

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business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to a lack of uniformly available information about issuers or differences in issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds invest primarily in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

Fixed Income Market — The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuers — The Money Market and Prime Obligation Funds may invest in foreign issuers. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to those countries or regions will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Interest Rate — Interest rate risk is the risk that the Funds' yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Funds' yields will also be low, and the income generated by the Funds may not be sufficient to offset all or a significant portion of the Funds' expenses, which could impair the Funds' ability to provide a positive yield and maintain a stable $1.00 share price.

Leverage — Certain Fund transactions, such as reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

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Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity — A Fund may miss out on an investment opportunity because the assets necessary for it to take advantage of the opportunity are tied up in other investments.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Funds having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Funds.

Reallocation — In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Because a large portion of the assets in the Funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

Redemption — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate their assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds' ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

U.S. Government Securities — The Funds are subject to risks associated with investing in U.S. Government securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

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GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment goal, policies and strategies. In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

In managing funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these funds in distinct segments of the market or asset classes. These managers adhere to distinct investment disciplines with the goal of providing greater consistency and predictability of results as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the funds to ensure that the appropriate mix of assets is in place. SIMC may also create new Strategies that reflect significant changes in allocation among the funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors who invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the funds resulting from reallocations in the Strategies.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more Sub-Advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission (SEC) registered adviser located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers the Funds' investment programs. As of March 31, 2014, SIMC had

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approximately $136.99 billion in assets under management. For the fiscal year ended January 31, 2014, SIMC received investment advisory fees of 0.07% of each Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' most recent approval of the Funds' investment advisory and sub-advisory agreements will be available in the Funds' Semi-Annual Report, which will cover the period February 1, 2014 through July 31, 2014.

BofA Advisors, LLC: BofA Advisors, LLC (BofAA), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Sub-Adviser to each of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds. A team of investment professionals at BofAA manages the assets of each Fund. BofAA is a registered investment adviser and an indirect, wholly owned subsidiary of Bank of America Corporation.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Voluntary Fee Waivers

The Money Market, Government and Treasury Funds' Class A Shares' actual total annual Fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Funds' administrator, the Funds' adviser and/or the Funds' distributor voluntarily waived a portion of their fees in order to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, Trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The Funds' administrator, the Funds' adviser and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' Class A Shares' actual total annual Fund operating expenses for the fiscal year ending January 31, 2014, were as follows:

Fund Name — Class A Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)
Money Market Fund	0.67%	0.17%
Government Fund	0.58%	0.09%
Treasury Fund	0.58%	0.08%

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania on December 11, 2013. The plaintiffs bring the case as a shareholder derivative action against SIMC on behalf of certain SEI funds, none of which is a series of this Trust. The claims are based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund for an alleged breach of fiduciary duty with respect to compensation received by the adviser. The plaintiffs have brought the suit against SIMC with respect to five specific SEI Funds: the High Yield Bond,

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SEI / PROSPECTUS

Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, the International Equity Fund, which is a series of the SEI Institutional International Trust and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC allegedly violated Section 36(b) and enjoining SIMC from further alleged violations; and (3) rescission of the advisory contracts between SIMC and the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC disputes the claims, and intends to vigorously defend the matter.

FUNDS CLOSED TO NEW INVESTORS

The Treasury and Treasury II Funds (together, the Treasury Funds) closed to new investors on December 19, 2008. Market conditions, including declining interest rates and historically low yields on U.S. Treasury securities, have resulted in reduced investment opportunities for the Treasury Funds. Existing shareholders may continue to purchase additional shares. However, the Treasury Funds reserve the right to refuse any purchase, particularly those that the Treasury Funds believe may not be in the best interest of the Treasury Funds or their shareholders or may adversely affect the Treasury Funds or their operations. The restriction on purchases by new investors and other purchase restrictions may be removed or modified at any time without further notice.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares of the Funds (except the Prime Obligation Fund) and Eligible Investors (as defined below) may purchase Class A Shares of the Prime Obligation Fund by placing orders with the Transfer Agent or the Funds' authorized agent. Financial institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations.

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SEI / PROSPECTUS

Subject to applicable law, the Prime Obligation Fund reserves the right to determine which potential investors qualify as Eligible Investors. Eligible investors are principally institutional investors, including, without limitation, defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, financial institutions trading through omnibus accounts, public plans and Taft-Hartley plans (collectively, Eligible Investors). The Prime Obligation Fund requires investors to be Eligible Investors in order to purchase Class A Shares of the Fund. Shares held by a non-Eligible Investor either through an account with the Prime Obligation Fund or through an omnibus account with a financial institution, including those affiliated with the Prime Obligation Fund's investment adviser, are subject to involuntary redemption by the Prime Obligation Fund.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institution or intermediary sells or services. Your financial institution or intermediary can tell you which class of shares is available to you.

Unless otherwise indicated, each Fund calculates its net asset value (NAV) per share once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund and the Treasury II Fund each calculates its NAV as of 2:00 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

When you purchase, exchange or sell Fund shares through certain financial institutions, you may have to transmit your purchase, exchange or sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, exchange and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. The amortized cost valuation method is described in greater detail in the Funds' Statement of Additional Information (SAI). If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price. Debt securities,

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SEI / PROSPECTUS

such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values will generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Board of Trustees has not adopted policies and procedures on behalf of the Funds with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to their use for cash sweep and other purposes, it is the Funds' expectation that these money market funds will be used by certain investors for short-term investment purposes.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or intermediaries. When you open your account through your financial institution or intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or intermediary to identify you. This information is subject to verification by the financial institution or intermediary to ensure the identity of all persons opening an account.

Your financial institution or intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as to corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist

33

SEI / PROSPECTUS

activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other fund of SEI Daily Income Trust (except the Prime Obligation Fund, unless you are an Eligible Investor, as defined above) on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

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SEI / PROSPECTUS

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares back to the Funds if the NYSE restricts trading, the SEC declares an emergency or for other reasons, such as to facilitate an orderly liquidation of one or more of the Funds. More information about such suspension can be found in the SAI.

Telephone Transactions

Purchasing, exchanging and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo. or the Distributor) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Funds. SIDCo. has no current intention to discontinue this voluntary waiver.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month and other information regarding each Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings Website and the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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SEI / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds declare dividends daily and distribute their investment income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. However, it is not anticipated that you will realize any gain or loss on the sale of your Fund shares because the Funds expect to maintain a $1.00 NAV.

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of Fund shares).

The Funds' SAI contains more information about taxes.

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SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from each Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations(1)	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
CLASS A
2014	$1.00	$—	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.02%	$169,555	0.17	%(3)	0.67%	0.02%
2013	1.00	—	—	—	—	—	(2)	—	(2)	—	(2)	1.00	0.09	255,063	0.18		0.68	0.09
2012	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.06	146,460	0.18		0.68	0.06
2011	1.00	—	—	—	—	—	(2)	—	(2)	—	(2)	1.00	0.14	214,779	0.18		0.68	0.14
2010	1.00	—	—	—	—	—	(2)	—	(2)	—	(2)	1.00	0.31	228,375	0.24	*	0.70	0.35
Prime Obligation Fund
CLASS A
2014	$1.00	$—	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.01%	$4,208,216	0.17	%(3)	0.53%	0.01%
2013	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.07	3,714,719	0.20		0.54	0.07
2012	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.04	4,107,485	0.20		0.54	0.04
2011	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.11	3,144,153	0.20		0.54	0.12
2010	1.00	—	(0.04)	0.04	—	—	(2)	—		—	(2)	1.00	0.20 ††	3,158,830	0.23	*	0.53	0.26

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SEI / PROSPECTUS

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations(1)	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
CLASS A
2014	$1.00	$—	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.02%	$1,523,561	0.09	%(3)	0.58%	0.02%
2013	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.02	1,292,334	0.16	(3)	0.59	0.02
2012	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.05	1,054,551	0.10	(3)	0.59	0.05
2011	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.05	633,160	0.17	(3)	0.59	0.05
2010	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.14	825,341	0.20	*	0.57	0.16
Government II Fund
CLASS A
2014	$1.00	$—	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.01%	$1,246,262	0.09	%(3)	0.53%	0.01%
2013	1.00	—	—	—	—	—	(2)	—	(2)	—	(2)	1.00	0.01	1,237,205	0.12	(3)	0.54	0.01
2012	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.01	1,308,018	0.09	(3)	0.54	0.01
2011	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.01	1,233,569	0.16	(3)	0.54	0.01
2010	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.11	1,280,352	0.19	*	0.52	0.12
Treasury Fund
CLASS A
2014	$1.00	$—	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.01%	$46,315	0.08	%(3)	0.58%	0.01%
2013	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.01	82,339	0.14	(3)	0.59	0.01
2012	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.01	199,520	0.08	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.02	175,749	0.18	(3)	0.59	0.02
2010	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.07	295,695	0.17	*	0.56	0.07
Treasury II Fund
CLASS A
2014	$1.00	$—	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.01%	$440,422	0.06	%(3)	0.58%	0.01%
2013	1.00	—	—	—	—	—	(2)	—	(2)	—	(2)	1.00	0.01	460,590	0.08	(3)	0.59	0.01
2012	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.01	472,352	0.05	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.01	287,823	0.12	(3)	0.59	0.01
2010	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.04	436,276	0.12	*(3)	0.55	0.04

Amounts designated as "—" are zero or have been rounded to zero.

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SEI / PROSPECTUS

* The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†† The total return includes payment by affiliate. Had the payment been excluded, the total return would have been (3.28)%.

(1) Per share calculations were performed using average shares.

(2) Amount represents less than $0.01 per share.

(3) The Distributor and/or SEI Investments Global Funds Services (the Administrator) have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded, the ratio would have been at the expense ratio cap figure.

39

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2014 includes detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Funds' Web site at www.seic.com/funds. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

May 31, 2014

PROSPECTUS

SEI Daily Income Trust

Class A Shares

›  Money Market Fund (TCMXX)

›  Prime Obligation Fund (TCPXX)

›  Government Fund (SEOXX)

›  Government II Fund (TCGXX)

›  Treasury Fund (SEPXX)
(Closed to new investors)

›  Treasury II Fund (SCPXX)
(Closed to new investors)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

CMS-F-001 (5/14)

seic.com

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

FUND SUMMARY
MONEY MARKET FUND	1
PRIME OBLIGATION FUND	5
GOVERNMENT FUND	9
GOVERNMENT II FUND	13
TREASURY FUND	17
TREASURY II FUND	21
Purchase and Sale of Fund Shares	25
Tax Information	25
Payments to Broker-Dealers and Other Financial Intermediaries	25
MORE INFORMATION ABOUT INVESTMENTS	25
MORE INFORMATION ABOUT RISKS	26
Risk Information Common to the Funds	26
More Information About Principal Risks	26
GLOBAL ASSET ALLOCATION	29
INVESTMENT ADVISER AND SUB-ADVISER	29
Information About Voluntary Fee Waivers	30
Legal Proceedings	30
FUNDS CLOSED TO NEW INVESTORS	31
PURCHASING, EXCHANGING AND SELLING FUND SHARES	31
HOW TO PURCHASE FUND SHARES	31
Pricing of Fund Shares	32
Frequent Purchases and Redemptions of Fund Shares	32
Foreign Investors	33
Customer Identification and Verification and Anti-Money Laundering Program	33
HOW TO EXCHANGE YOUR FUND SHARES	34
HOW TO SELL YOUR FUND SHARES	34
Receiving Your Money	34
Redemptions in Kind	34
Suspension of Your Right to Sell Your Shares	34
Telephone Transactions	34
DISTRIBUTION AND SERVICE OF FUND SHARES	35
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	35
DIVIDENDS, DISTRIBUTIONS AND TAXES	35
Dividends and Distributions	35
Taxes	35
FINANCIAL HIGHLIGHTS	37
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST	Back Cover

SEI / PROSPECTUS

MONEY MARKET FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class B Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.66%
Total Annual Fund Operating Expenses	0.73%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund — Class B Shares	$75	$233	$406	$906

Principal Investment Strategies

The Money Market Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by Nationally Recognized Statistical Rating Organizations or that the sub-adviser (the Sub-Adviser) determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

1

SEI / PROSPECTUS

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or

2

SEI / PROSPECTUS

forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.25% (09/30/07)

Worst Quarter: 0.00% (03/31/13)

The Fund's Class B total return from January 1, 2014 to March 31, 2014 was 0.00%

3

SEI / PROSPECTUS

Average Annual Total Returns (for the periods ended December 31, 2013)

Class B Shares	1 Year	5 Years	10 Years	Since Inception (8/4/1997)
Money Market Fund	0.01%	0.05%	1.60%	2.44%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 25 of this prospectus.

4

SEI / PROSPECTUS

PRIME OBLIGATION FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class B Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers and Expense Reimbursements	(0.08)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.50%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.50%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund — Class B Shares	$51	$178	$316	$718

Principal Investment Strategies

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by Nationally Recognized Statistical Rating Organizations or that the Sub-Adviser determines are of comparable quality. Under normal market

5

SEI / PROSPECTUS

conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

6

SEI / PROSPECTUS

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

7

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.25% (09/30/07)

Worst Quarter: 0.00% (03/31/13)

The Fund's Class B total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class B Shares	1 Year	5 Years	10 Years	Since Inception (3/26/1991)
Prime Obligation Fund	0.01%	0.03%	1.57%	2.98%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 25 of this prospectus.

8

SEI / PROSPECTUS

GOVERNMENT FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class B Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.56%
Total Annual Fund Operating Expenses	0.63%
Fee Waivers and Expense Reimbursements	(0.08)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.55%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.55%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund — Class B Shares	$56	$194	$343	$779

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and repurchase agreements fully collateralized by such obligations.

9

SEI / PROSPECTUS

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

The Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and the rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

10

SEI / PROSPECTUS

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.22% (12/31/06)

Worst Quarter: 0.00% (03/31/13)

The Fund's Class B total return from January 1, 2014 to March 31, 2014 was 0.00%.

11

SEI / PROSPECTUS

Average Annual Total Returns (for the periods ended December 31, 2013)

Class B Shares	1 Year	5 Years	10 Years	Since Inception (8/22/1995)
Government Fund	0.02%	0.05%	1.52%	2.65%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 25 of this prospectus.

12

SEI / PROSPECTUS

GOVERNMENT II FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class B Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers and Expense Reimbursements	(0.08)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.50%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.50%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Government II Fund — Class B Shares	$51	$178	$316	$718

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.

13

SEI / PROSPECTUS

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

14

SEI / PROSPECTUS

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.21% (12/31/06)

Worst Quarter: 0.00% (03/31/13)

The Fund's Class B total return from January 1, 2014 to March 31, 2014 was 0.00%.

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Average Annual Total Returns (for the periods ended December 31, 2013)

Class B Shares	1 Year	5 Years	10 Years	Since Inception (1/28/1991)
Government II Fund	0.01%	0.02%	1.49%	2.91%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 25 of this prospectus.

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TREASURY FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class B Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.56%
Total Annual Fund Operating Expenses	0.63%
Fee Waivers and Expense Reimbursements	(0.13)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.50%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.50%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund — Class B Shares	$51	$189	$338	$774

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

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Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

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Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.22% (12/31/06)

Worst Quarter: 0.00% (06/30/11)

The Fund's Class B total return from January 1, 2014 to March 31, 2014 was 0.00%.

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Average Annual Total Returns (for the periods ended December 31, 2013)

Class B Shares	1 Year	5 Years	10 Years	Since Inception (8/4/1997)
Treasury Fund	0.01%	0.02%	1.38%	2.23%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 25 of this prospectus.

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TREASURY II FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class B Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.56%
Total Annual Fund Operating Expenses	0.63%
Fee Waivers and Expense Reimbursements	(0.13)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.50%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.50%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Treasury II Fund — Class B Shares	$51	$189	$338	$774

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are

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marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.14% (12/31/06)

Worst Quarter: 0.00% (06/30/11)

The Fund's Class B total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class B Shares	1 Year	5 Years	10 Years	Since Inception (2/15/1990)
Treasury II Fund	0.01%	0.02%	1.23%	2.82%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 25 of this prospectus.

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Purchase and Sale of Fund Shares

Class B Shares do not have a minimum investment requirement. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted. You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds' shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of each Fund's assets in a way that they believe will help the Fund achieve its investment goal. SIMC acts as "manager of managers" for the Funds and attempts to ensure that the Sub-Adviser complies with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees.

This prospectus describes the Funds' primary investment strategies. Under normal circumstances, the Funds will invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in the types of securities described in this prospectus. Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash

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equivalents that may not ordinarily be consistent with the Fund's objectives, and the Fund may not achieve its investment goal. The Funds will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for higher taxable income.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its investment goal. SIMC and the Sub-Adviser make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Funds.

The value of your investment in the Funds is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — The Money Market and Prime Obligation Funds may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds' recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Corporate Fixed Income Securities — The Money Market and Prime Obligation Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic

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developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to a lack of uniformly available information about issuers or differences in issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds invest primarily in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

Fixed Income Market — The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuers — The Money Market and Prime Obligation Funds may invest in foreign issuers. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to those countries or regions will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Interest Rate — Interest rate risk is the risk that the Funds' yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Funds' yields will also be low, and the income generated by the Funds may not be sufficient to offset all or a significant portion of the Funds' expenses, which could impair the Funds' ability to provide a positive yield and maintain a stable $1.00 share price.

Leverage — Certain Fund transactions, such as reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

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Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity — A Fund may miss out on an investment opportunity because the assets necessary for it to take advantage of the opportunity are tied up in other investments.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Funds having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Funds.

Reallocation — In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Because a large portion of the assets in the Funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

Redemption — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate their assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds' ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

U.S. Government Securities — The Funds are subject to risks associated with investing in U.S. Government securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

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GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment goal, policies and strategies. In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

In managing funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these funds in distinct segments of the market or asset classes. These managers adhere to distinct investment disciplines with the goal of providing greater consistency and predictability of results as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the funds to ensure that the appropriate mix of assets is in place. SIMC may also create new Strategies that reflect significant changes in allocation among the funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors who invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the funds resulting from reallocations in the Strategies.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more Sub-Advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission (SEC) registered adviser located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers the Funds' investment programs. As of March 31, 2014, SIMC had

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approximately $136.99 billion in assets under management. For the fiscal year ended January 31, 2014, SIMC received investment advisory fees of 0.07% of each Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' most recent approval of the Funds' investment advisory and sub-advisory agreements will be available in the Funds' Semi-Annual Report, which will cover the period February 1, 2014 through July 31, 2014.

BofA Advisors, LLC: BofA Advisors, LLC (BofAA), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Sub-Adviser to each of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds. A team of investment professionals at BofAA manages the assets of each Fund. BofAA is a registered investment adviser and an indirect, wholly owned subsidiary of Bank of America Corporation.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Voluntary Fee Waivers

The Money Market, Government, Treasury and Treasury II Funds' Class B Shares' actual total annual Fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Funds' administrator, the Funds' adviser and/or the Funds' distributor voluntarily waived a portion of their fees in order to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, Trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The Funds' administrator, the Funds' adviser and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' Class B Shares' actual total annual Fund operating expenses for the fiscal year ending January 31, 2014, were as follows:

Fund Name — Class B Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)
Money Market Fund	0.73%	0.18%
Government Fund	0.63%	0.09%
Treasury Fund	0.63%	0.08%
Treasury II Fund	0.63%	0.06%

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania on December 11, 2013. The plaintiffs bring the case as a shareholder derivative action against SIMC on behalf of certain SEI funds, none of which is a series of this Trust. The claims are based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the

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SEI / PROSPECTUS

fund for an alleged breach of fiduciary duty with respect to compensation received by the adviser. The plaintiffs have brought the suit against SIMC with respect to five specific SEI Funds: the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, the International Equity Fund, which is a series of the SEI Institutional International Trust and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC allegedly violated Section 36(b) and enjoining SIMC from further alleged violations; and (3) rescission of the advisory contracts between SIMC and the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC disputes the claims, and intends to vigorously defend the matter.

FUNDS CLOSED TO NEW INVESTORS

The Treasury and Treasury II Funds (together, the Treasury Funds) closed to new investors on December 19, 2008. Market conditions, including declining interest rates and historically low yields on U.S. Treasury securities, have resulted in reduced investment opportunities for the Treasury Funds. Existing shareholders may continue to purchase additional shares. However, the Treasury Funds reserve the right to refuse any purchase, particularly those that the Treasury Funds believe may not be in the best interest of the Treasury Funds or their shareholders or may adversely affect the Treasury Funds or their operations. The restriction on purchases by new investors and other purchase restrictions may be removed or modified at any time without further notice.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class B Shares of the Funds. The Funds offer Class B Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Financial institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations.

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SEI / PROSPECTUS

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institution or intermediary sells or services. Your financial institution or intermediary can tell you which class of shares is available to you.

Unless otherwise indicated, each Fund calculates its net asset value (NAV) per share once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund and the Treasury II Fund each calculates its NAV as of 2:00 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

When you purchase, exchange or sell Fund shares through certain financial institutions, you may have to transmit your purchase, exchange or sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, exchange and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. The amortized cost valuation method is described in greater detail in the Funds' Statement of Additional Information (SAI). If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price. Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values will generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs,

32

SEI / PROSPECTUS

disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Board of Trustees has not adopted policies and procedures on behalf of the Funds with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to their use for cash sweep and other purposes, it is the Funds' expectation that these money market funds will be used by certain investors for short-term investment purposes.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or intermediaries. When you open your account through your financial institution or intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or intermediary to identify you. This information is subject to verification by the financial institution or intermediary to ensure the identity of all persons opening an account.

Your financial institution or intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as to corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

33

SEI / PROSPECTUS

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class B Shares of any Fund for Class B Shares of any other fund of SEI Daily Income Trust on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares back to the Funds if the NYSE restricts trading, the SEC declares an emergency or for other reasons, such as to facilitate an orderly liquidation of one or more of the Funds. More information about such suspension can be found in the SAI.

Telephone Transactions

Purchasing, exchanging and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible

34

SEI / PROSPECTUS

for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo. or the Distributor) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B Shares. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative servicing fees, as a percentage of average daily net assets, may be up to 0.05%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month and other information regarding each Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings Website and the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds declare dividends daily and distribute their investment income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

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SEI / PROSPECTUS

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. However, it is not anticipated that you will realize any gain or loss on the sale of your Fund shares because the Funds expect to maintain a $1.00 NAV.

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of Fund shares).

The Funds' SAI contains more information about taxes.

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SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from each Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations(1)	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
CLASS B
2014	$1.00	$—	$—	$—	$—	$—	(3)	$—		$—	(3)	$1.00	0.01%	$54,654	0.18	%(2)	0.73%	0.01%
2013	1.00	—	—	—	—	—	(3)	—	(3)	—	(3)	1.00	0.01	60,069	0.26	(2)	0.73	0.01
2012	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	73,035	0.23	(2)	0.73	0.01
2011	1.00	—	—	—	—	—	(3)	—	(3)	—	(3)	1.00	0.01	39,352	0.30	(2)	0.80	0.01
2010	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.15	51,142	0.44	*(2)	0.76	0.19
Prime Obligation Fund
CLASS B
2014	$1.00	$—	$—	$—	$—	$—	(3)	$—		$—	(3)	$1.00	0.01%	$91,828	0.18	%(2)	0.58%	0.01%
2013	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	119,581	0.26	(2)	0.59	0.01
2012	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	135,978	0.23	(2)	0.59	0.01
2011	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	135,319	0.31	(2)	0.59	0.01
2010	1.00	—	(0.04)	0.04	—	—	(3)	—		—	(3)	1.00	0.07 ††	182,593	0.38	*(2)	0.58	0.15

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SEI / PROSPECTUS

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations(1)	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
CLASS B
2014	$1.00	$—	$—	$—	$—	$—	(3)	$—		$—	(3)	$1.00	0.02%	$146,938	0.09	%(2)	0.63%	0.02%
2013	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.02	133,693	0.16	(2)	0.64	0.02
2012	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.05	120,664	0.09	(2)	0.64	0.05
2011	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.05	334,209	0.16	(2)	0.64	0.05
2010	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.07	427,711	0.28	*(2)	0.62	0.07
Government II Fund
CLASS B
2014	$1.00	$—	$—	$—	$—	$—	(3)	$—		$—		$1.00	0.01%	$173,727	0.09	%(2)	0.58%	0.01%
2013	1.00	—	—	—	—	—	(3)	—	(3)	—	(3)	1.00	0.01	204,630	0.12	(2)	0.59	0.01
2012	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	166,481	0.09	(2)	0.59	0.01
2011	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	119,864	0.16	*	0.59	0.01
2010	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.06	146,960	0.25	*	0.56	0.06
Treasury Fund
CLASS B
2014	$1.00	$—	$—	$—	$—	$—	(3)	$—		$—	(3)	$1.00	0.01%	$109,643	0.08	%(2)	0.63%	0.01%
2013	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	108,605	0.14	(2)	0.64	0.01
2012	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	114,026	0.08	(2)	0.64	0.01
2011	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	178,769	0.19	(2)	0.64	0.01
2010	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.06	184,127	0.20	*(2)	0.61	0.06

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	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations(1)	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Treasury II Fund
CLASS B
2014	$1.00	$—	$—	$—	$—	$—	(3)	$—		$—		$1.00	0.01%	$247,836	0.06	%(2)	0.63%	0.01%
2013	1.00	—	—	—	—	—	(3)	—	(3)	—	(3)	1.00	0.01	330,880	0.08	(2)	0.64	0.01
2012	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	395,099	0.05	(2)	0.64	0.01
2011	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	178,037	0.12	(2)	0.64	0.01
2010	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.04	165,266	0.12	*(2)	0.60	0.04

Amounts designated as " — " are zero or have been rounded to zero.

* The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†† The total return includes payment by affiliate. Had the payment been excluded, the total return would have been (3.41)%.

(1) Per share calculations were performed using average shares.

(2) The Distributor and/or SEI Investments Global Funds Services (the Administrator) have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded, the ratio would have been at the expense ratio cap figure.

(3) Amount represents less than $0.01 per share.

39

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2014 includes detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Funds' Web site at www.seic.com/funds. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

May 31, 2014

PROSPECTUS

SEI Daily Income Trust

Class B Shares

›  Money Market Fund (SKBXX)

›  Prime Obligation Fund (SPBXX)

›  Government Fund (SEVXX)

›  Government II Fund (SVBXX)

›  Treasury Fund (STYXX)
(Closed to new investors)

›  Treasury II Fund (STBXX)
(Closed to new investors)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

CMS-F-050 (5/14)

seic.com

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

FUND SUMMARY
MONEY MARKET FUND	1
PRIME OBLIGATION FUND	5
GOVERNMENT FUND	9
GOVERNMENT II FUND	13
TREASURY FUND	17
TREASURY II FUND	21
Purchase and Sale of Fund Shares	24
Tax Information	24
Payments to Broker-Dealers and Other Financial Intermediaries	24
MORE INFORMATION ABOUT INVESTMENTS	24
MORE INFORMATION ABOUT RISKS	25
Risk Information Common to the Funds	25
More Information About Principal Risks	25
GLOBAL ASSET ALLOCATION	28
INVESTMENT ADVISER AND SUB-ADVISER	28
Information About Voluntary Fee Waivers	29
Legal Proceedings	29
FUNDS CLOSED TO NEW INVESTORS	30
PURCHASING, EXCHANGING AND SELLING FUND SHARES	30
HOW TO PURCHASE FUND SHARES	30
Pricing of Fund Shares	31
Frequent Purchases and Redemptions of Fund Shares	32
Foreign Investors	32
Customer Identification and Verification and Anti-Money Laundering Program	32
HOW TO EXCHANGE YOUR FUND SHARES	33
HOW TO SELL YOUR FUND SHARES	33
Receiving Your Money	33
Redemptions In Kind	33
Suspension of Your Right to Sell Your Shares	33
Telephone Transactions	34
DISTRIBUTION AND SERVICE OF FUND SHARES	34
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	34
DIVIDENDS, DISTRIBUTIONS AND TAXES	34
Dividends and Distributions	34
Taxes	35
FINANCIAL HIGHLIGHTS	36
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST	Back Cover

SEI / PROSPECTUS

MONEY MARKET FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class C Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.86%
Total Annual Fund Operating Expenses	0.93%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund — Class C Shares	$95	$296	$515	$1,143

Principal Investment Strategies

The Money Market Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by Nationally Recognized Statistical Rating Organizations or that the sub-adviser (the Sub-Adviser) determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

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SEI / PROSPECTUS

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or

2

SEI / PROSPECTUS

forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.20% (09/30/07)

Worst Quarter: 0.00% (03/31/13)

The Fund's Class C total return from January 1, 2014 to March 31, 2014 was 0.00%.

3

SEI / PROSPECTUS

Average Annual Total Returns (for the periods ended December 31, 2013)

Class C Shares	1 Year	5 Years	10 Years	Since Inception (5/17/1995)
Money Market Fund	0.01%	0.04%	1.49%	2.62%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 24 of this prospectus.

4

SEI / PROSPECTUS

PRIME OBLIGATION FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class C Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.71%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers and Expense Reimbursements	(0.08)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.70%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund — Class C Shares	$72	$241	$425	$959

Principal Investment Strategies

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by Nationally Recognized Statistical Rating Organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or

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SEI / PROSPECTUS

that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests,

6

SEI / PROSPECTUS

while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

7

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.20% (09/30/07)

Worst Quarter: 0.00% (03/31/13)

The Fund's Class C total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class C Shares	1 Year	5 Years	10 Years	Since Inception (4/30/1996)
Prime Obligation Fund	0.01%	0.03%	1.47%	2.46%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 24 of this prospectus.

8

SEI / PROSPECTUS

GOVERNMENT FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class C Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.76%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers and Expense Reimbursements	(0.08)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.75%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.75%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund — Class C Shares	$77	$257	$453	$1,078

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and repurchase agreements fully collateralized by such obligations.

9

SEI / PROSPECTUS

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

The Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and the rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

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SEI / PROSPECTUS

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.17% (12/31/06)

Worst Quarter: 0.00% (03/31/13)

The Fund's Class C total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class C Shares	1 Year	5 Years	10 Years	Since Inception (7/1/1997)
Government Fund	0.02%	0.04%	1.41%	2.23%

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SEI / PROSPECTUS

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 24 of this prospectus.

12

SEI / PROSPECTUS

GOVERNMENT II FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class C Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.71%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers and Expense Reimbursements	(0.08)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.70%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Government II Fund — Class C Shares	$72	$241	$425	$959

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.

13

SEI / PROSPECTUS

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

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SEI / PROSPECTUS

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.15% (12/31/06)

Worst Quarter: 0.00% (03/31/13)

The Fund's Class C total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class C Shares	1 Year	5 Years	10 Years	Since Inception (11/27/1996)
Government II Fund	0.01%	0.02%	1.39%	2.29%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

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SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 24 of this prospectus.

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SEI / PROSPECTUS

TREASURY FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class C Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.76%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers and Expense Reimbursements	(0.13)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.70%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund — Class C Shares	$72	$252	$448	$1,013

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are

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marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.16% (12/31/06)

Worst Quarter: 0.00% (06/30/11)

The Fund's Class C total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class C Shares	1 Year	5 Years	10 Years	Since Inception (7/27/1995)
Treasury Fund	0.01%	0.02%	1.28%	2.40%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 24 of this prospectus.

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TREASURY II FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class C Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.76%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers and Expense Reimbursements	(0.13)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.70%*

* Effective May 31, 2014, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2015 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Treasury II Fund — Class C Shares	$72	$252	$448	$1,013

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of

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individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

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U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.08% (12/31/06)

Worst Quarter: 0.00% (06/30/11)

The Fund's Class C total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class C Shares	1 Year	5 Years	10 Years	Since Inception (5/8/1995)
Treasury II Fund	0.01%	0.02%	1.13%	2.24%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 24 of this prospectus.

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Purchase and Sale of Fund Shares

Class C Shares do not have a minimum investment requirement. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted. You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds' shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of each Fund's assets in a way that they believe will help the Fund achieve its investment goal. SIMC acts as "manager of managers" for the Funds and attempts to ensure that the Sub-Adviser complies with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees.

This prospectus describes the Funds' primary investment strategies. Under normal circumstances, the Funds will invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in the types of securities described in this prospectus. Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash

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equivalents that may not ordinarily be consistent with the Fund's objectives, and the Fund may not achieve its investment goal. The Funds will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for higher taxable income.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its investment goal. SIMC and the Sub-Adviser make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Funds.

The value of your investment in the Funds is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — The Money Market and Prime Obligation Funds may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds' recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Corporate Fixed Income Securities — The Money Market and Prime Obligation Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic

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developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to a lack of uniformly available information about issuers or differences in issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds invest primarily in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

Fixed Income Market — The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuers — The Money Market and Prime Obligation Funds may invest in foreign issuers. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to those countries or regions will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Interest Rate — Interest rate risk is the risk that the Funds' yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Funds' yields will also be low, and the income generated by the Funds may not be sufficient to offset all or a significant portion of the Funds' expenses, which could impair the Funds' ability to provide a positive yield and maintain a stable $1.00 share price.

Leverage — Certain Fund transactions, such as reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

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Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity — A Fund may miss out on an investment opportunity because the assets necessary for it to take advantage of the opportunity are tied up in other investments.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Funds having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Funds.

Reallocation — In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Because a large portion of the assets in the Funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

Redemption — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate their assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds' ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

U.S. Government Securities — The Funds are subject to risks associated with investing in U.S. Government securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

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GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment goal, policies and strategies. In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

In managing funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these funds in distinct segments of the market or asset classes. These managers adhere to distinct investment disciplines with the goal of providing greater consistency and predictability of results as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the funds to ensure that the appropriate mix of assets is in place. SIMC may also create new Strategies that reflect significant changes in allocation among the funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors who invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the funds resulting from reallocations in the Strategies.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more Sub-Advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission (SEC) registered adviser located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Funds. SIMC continuously

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reviews, supervises and administers the Funds' investment programs. As of March 31, 2014, SIMC had approximately $136.99 billion in assets under management. For the fiscal year ended January 31, 2014, SIMC received investment advisory fees of 0.07% of each Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' most recent approval of the Funds' investment advisory and sub-advisory agreements will be available in the Funds' Semi-Annual Report, which will cover the period February 1, 2014 through July 31, 2014.

BofA Advisors, LLC: BofA Advisors, LLC (BofAA), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Sub-Adviser to each of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds. A team of investment professionals at BofAA manages the assets of each Fund. BofAA is a registered investment adviser and an indirect, wholly owned subsidiary of Bank of America Corporation.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Voluntary Fee Waivers

The Money Market, Government, Treasury and Treasury II Funds' Class C Shares' actual total annual Fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Funds' administrator, the Funds' adviser and/or the Funds' distributor voluntarily waived a portion of their fees in order to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, Trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The Funds' administrator, the Funds' adviser and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' Class C Shares' actual total annual Fund operating expenses for the fiscal year ending January 31, 2014, were as follows:

Fund Name — Class C Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)
Money Market Fund	0.93%	0.18%
Government Fund	0.83%	0.09%
Treasury Fund	0.83%	0.08%
Treasury II Fund	0.83%	0.06%

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania on December 11, 2013. The plaintiffs bring the case as a shareholder derivative action against SIMC on behalf of certain SEI funds,

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none of which is a series of this Trust. The claims are based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund for an alleged breach of fiduciary duty with respect to compensation received by the adviser. The plaintiffs have brought the suit against SIMC with respect to five specific SEI Funds: the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, the International Equity Fund, which is a series of the SEI Institutional International Trust and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC allegedly violated Section 36(b) and enjoining SIMC from further alleged violations; and (3) rescission of the advisory contracts between SIMC and the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC disputes the claims, and intends to vigorously defend the matter.

FUNDS CLOSED TO NEW INVESTORS

The Treasury and Treasury II Funds (together, the Treasury Funds) closed to new investors on December 19, 2008. Market conditions, including declining interest rates and historically low yields on U.S. Treasury securities, have resulted in reduced investment opportunities for the Treasury Funds. Existing shareholders may continue to purchase additional shares. However, the Treasury Funds reserve the right to refuse any purchase, particularly those that the Treasury Funds believe may not be in the best interest of the Treasury Funds or their shareholders or may adversely affect the Treasury Funds or their operations. The restriction on purchases by new investors and other purchase restrictions may be removed or modified at any time without further notice.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class C Shares of the Funds. The Funds offer Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Financial institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. However, in certain circumstances, the Funds, at their discretion, may

30

SEI / PROSPECTUS

allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institution or intermediary sells or services. Your financial institution or intermediary can tell you which class of shares is available to you.

Unless otherwise indicated, each Fund calculates its net asset value (NAV) per share once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund and the Treasury II Fund each calculates its NAV as of 2:00 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

When you purchase, exchange or sell Fund shares through certain financial institutions, you may have to transmit your purchase, exchange or sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, exchange and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. The amortized cost valuation method is described in greater detail in the Funds' Statement of Additional Information (SAI). If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price. Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values will generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

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SEI / PROSPECTUS

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Board of Trustees has not adopted policies and procedures on behalf of the Funds with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to their use for cash sweep and other purposes, it is the Funds' expectation that these money market funds will be used by certain investors for short-term investment purposes.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or intermediaries. When you open your account through your financial institution or intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or intermediary to identify you. This information is subject to verification by the financial institution or intermediary to ensure the identity of all persons opening an account.

Your financial institution or intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as to corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement

32

SEI / PROSPECTUS

authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class C Shares of any Fund for Class C Shares of any other fund of SEI Daily Income Trust on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares back to the Funds if the NYSE restricts trading, the SEC declares an emergency or for other reasons, such as to facilitate an orderly liquidation of one or more of the Funds. More information about such suspension can be found in the SAI.

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SEI / PROSPECTUS

Telephone Transactions

Purchasing, exchanging and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo. or the Distributor) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month and other information regarding each Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings Website and the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds declare dividends daily and distribute their investment income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

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SEI / PROSPECTUS

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. However, it is not anticipated that you will realize any gain or loss on the sale of your Fund shares because the Funds expect to maintain a $1.00 NAV.

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of Fund shares).

The Funds' SAI contains more information about taxes.

35

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from each Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations(1)	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
CLASS C
2014	$1.00	$—	$—	$—	$—	$—	(3)	$—		$—	(3)	$1.00	0.01%	$25,428	0.18	%(2)	0.93%	0.01%
2013	1.00	—	—	—	—	—	(3)	—	(3)	—	(3)	1.00	0.01	32,314	0.26	(2)	0.93	0.01
2012	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	33,110	0.23	(2)	0.93	0.01
2011	1.00	—	—	—	—	—	(3)	—	(3)	—	(3)	1.00	0.01	52,876	0.30	(2)	0.80	0.01
2010	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.08	74,047	0.49	*(2)	0.95	0.10
Prime Obligation Fund
CLASS C
2014	$1.00	$—	$—	$—	$—	$—	(3)	$—		$—	(3)	$1.00	0.01%	$17,747	0.18	%(2)	0.78%	0.01%
2013	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	34,102	0.26	(2)	0.79	0.01
2012	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	42,051	0.23	(2)	0.79	0.01
2011	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	56,037	0.30	(2)	0.79	0.01
2010	1.00	—	(0.04)	0.04	—	—	(3)	—		—	(3)	1.00	0.06 ††	95,092	0.39	*(2)	0.78	0.14

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SEI / PROSPECTUS

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations(1)	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
CLASS C
2014	$1.00	$—	$—	$—	$—	$—	(3)	$—		$—	(3)	$1.00	0.02%	$10,255	0.09	%(2)	0.83%	0.02%
2013	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.02	12,552	0.16	(2)	0.84	0.02
2012	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.05	8,036	0.10	(2)	0.84	0.05
2011	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.05	55,406	0.17	(2)	0.84	0.05
2010	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.06	59,565	0.31	*(2)	0.82	0.07
Government II Fund
CLASS C
2014	$1.00	$—	$—	$—	$—	$—	(3)	$—		$—	(3)	$1.00	0.01%	$20,831	0.09	%(2)	0.78%	0.01%
2013	1.00	—	—	—	—	—	(3)	—	(3)	—	(3)	1.00	0.01	9,122	0.12	(2)	0.79	0.01
2012	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	5,408	0.10	(2)	0.79	0.01
2011	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	9,460	0.16	(2)	0.79	0.01
2010	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.06	5,252	0.28	*(2)	0.77	0.06
Treasury Fund
CLASS C
2014	$1.00	$—	$—	$—	$—	$—	(3)	$—		$—	(3)	$1.00	0.01%	$12,254	0.08	%(2)	0.83%	0.01%
2013	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	10,983	0.14	(2)	0.84	0.01
2012	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	6,984	0.08	(2)	0.84	0.01
2011	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	10,948	0.18	(2)	0.84	0.01
2010	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.06	26,423	0.20	*(2)	0.81	0.06
Treasury II Fund
CLASS C
2014	$1.00	$—	$—	$—	$—	$—	(3)	$—		$—	(3)	$1.00	0.01%	$15,446	0.06	%(2)	0.83%	0.01%
2013	1.00	—	—	—	—	—	(3)	—	(3)	—	(3)	1.00	0.01	5,982	0.08	(2)	0.84	0.01
2012	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	5,924	0.05	(2)	0.84	0.01
2011	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.01	6,183	0.12	(2)	0.84	0.01
2010	1.00	—	—	—	—	—	(3)	—		—	(3)	1.00	0.04	8,619	0.12	*(2)	0.80	0.04

Amounts designated as "—" are zero or have been rounded to zero.

37

SEI / PROSPECTUS

* The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†† The total return includes payment by affiliate. Had the payment been excluded, the total return would have been (3.42)%.

(1) Per share calculations were performed using average shares.

(2) The Distributor and/or SEI Investments Global Funds Services (the Administrator) have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense, been excluded the ratio would have been at the expense ratio cap figure.

(3) Amount represents less than $0.01 per share.

38

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2014 includes detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Funds' Web site at www.seic.com/funds. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

May 31, 2014

PROSPECTUS

SEI Daily Income Trust

Class C Shares

›  Money Market Fund (SICXX)

›  Prime Obligation Fund (SOLXX)

›  Government Fund (SGOXX)

›  Government II Fund (SGTXX)

›  Treasury Fund (SDCXX)
(Closed to new investors)

›  Treasury II Fund (STWXX)
(Closed to new investors)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

CMS-F-038 (5/14)

seic.com

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

FUND SUMMARY
MONEY MARKET FUND	1
PRIME OBLIGATION FUND	5
GOVERNMENT FUND	9
TREASURY FUND	12
Purchase and Sale of Fund Shares	15
Tax Information	15
Payments to Broker-Dealers and Other Financial Intermediaries	15
MORE INFORMATION ABOUT INVESTMENTS	15
MORE INFORMATION ABOUT RISKS	16
Risk Information Common to the Funds	16
More Information About Principal Risks	16
GLOBAL ASSET ALLOCATION	19
INVESTMENT ADVISER AND SUB-ADVISER	19
Information About Voluntary Fee Waivers	20
Legal Proceedings	20
FUND CLOSED TO NEW INVESTORS	21
PURCHASING, EXCHANGING AND SELLING FUND SHARES	21
HOW TO PURCHASE FUND SHARES	21
Pricing of Fund Shares	22
Frequent Purchases and Redemptions of Fund Shares	22
Foreign Investors	23
Customer Identification and Verification and Anti-Money Laundering Program	23
HOW TO EXCHANGE YOUR FUND SHARES	24
HOW TO SELL YOUR FUND SHARES	24
Receiving Your Money	24
Redemptions in Kind	24
Suspension of Your Right to Sell Your Shares	24
Telephone Transactions	24
DISTRIBUTION AND SERVICE OF FUND SHARES	25
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	25
DIVIDENDS, DISTRIBUTIONS AND TAXES	25
Dividends and Distributions	25
Taxes	26
FINANCIAL HIGHLIGHTS	27
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST	Back Cover

SEI / PROSPECTUS

MONEY MARKET FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Sweep Class Shares
Management Fees	0.07%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund — Sweep Class Shares	$120	$375	$649	$1,432

Principal Investment Strategies

The Money Market Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by Nationally Recognized Statistical Rating Organizations or that the sub-adviser (the Sub-Adviser) determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

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Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or

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forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.14% (09/30/07)

Worst Quarter: 0.00% (03/31/13)

The Fund's Sweep Class total return from January 1, 2014 to March 31, 2014 was 0.00%.

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Average Annual Total Returns (for the periods ended December 31, 2013)

Sweep Class Shares	1 Year	5 Years	10 Years	Since Inception (7/15/1998)
Money Market Fund	0.01%	0.03%	1.36%	1.95%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 15 of this prospectus.

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PRIME OBLIGATION FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Sweep Class Shares
Management Fees	0.07%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.03%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund — Sweep Class Shares	$105	$328	$569	$1,259

Principal Investment Strategies

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by Nationally Recognized Statistical Rating Organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

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SEI / PROSPECTUS

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or

6

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forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.14% (09/30/07)

Worst Quarter: 0.00% (03/31/13)

The Fund's Sweep Class total return from January 1, 2014 to March 31, 2014 was 0.00%.

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Average Annual Total Returns (for the periods ended December 31, 2013)

Sweep Class Shares	1 Year	5 Years	10 Years	Since Inception (5/18/1998)
Prime Obligation Fund	0.01%	0.02%	1.34%	1.96%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 15 of this prospectus.

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GOVERNMENT FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Sweep Class Shares
Management Fees	0.07%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.08%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund — Sweep Class Shares	$110	$343	$595	$1,317

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and repurchase agreements fully collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

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SEI / PROSPECTUS

The Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and the rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

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U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.11% (12/31/06)

Worst Quarter: 0.00% (03/31/13)

The Fund's Sweep Class total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Sweep Class Shares	1 Year	5 Years	10 Years	Since Inception (6/4/1998)
Government Fund	0.02%	0.04%	1.29%	1.89%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 15 of this prospectus.

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TREASURY FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Sweep Class Shares
Management Fees	0.07%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.08%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund — Sweep Class Shares	$110	$343	$595	$1,317

Principal Investment Strategies

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

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Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest

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rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.10% (12/31/06)

Worst Quarter: 0.00% (06/30/11)

The Fund's Sweep Class total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Sweep Class Shares	1 Year	5 Years	10 Years	Since Inception (8/1/1997)
Treasury Fund	0.01%	0.02%	1.16%	1.93%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 15 of this prospectus.

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SEI / PROSPECTUS

Purchase and Sale of Fund Shares

Sweep Class Shares do not have a minimum investment requirement. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted. You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds' shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of each Fund's assets in a way that they believe will help the Fund achieve its investment goal. SIMC acts as "manager of managers" for the Funds and attempts to ensure that the Sub-Adviser complies with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees.

This prospectus describes the Funds' primary investment strategies. Under normal circumstances, the Funds will invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in the types of securities described in this prospectus. Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that may not ordinarily be consistent with the Fund's objectives, and the Fund may not

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achieve its investment goal. The Funds will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for higher taxable income.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its investment goal. SIMC and the Sub-Adviser make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Funds.

The value of your investment in the Funds is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — The Money Market and Prime Obligation Funds may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds' recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Corporate Fixed Income Securities — The Money Market and Prime Obligation Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and

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business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to a lack of uniformly available information about issuers or differences in issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds invest primarily in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

Fixed Income Market — The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuers — The Money Market and Prime Obligation Funds may invest in foreign issuers. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to those countries or regions will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Interest Rate — Interest rate risk is the risk that the Funds' yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Funds' yields will also be low, and the income generated by the Funds may not be sufficient to offset all or a significant portion of the Funds' expenses, which could impair the Funds' ability to provide a positive yield and maintain a stable $1.00 share price.

Leverage — Certain Fund transactions, such as reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

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Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity — A Fund may miss out on an investment opportunity because the assets necessary for it to take advantage of the opportunity are tied up in other investments.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Funds having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Funds.

Reallocation — In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Because a large portion of the assets in the Funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

Redemption — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate their assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds' ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

U.S. Government Securities — The Funds are subject to risks associated with investing in U.S. Government securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

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GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment goal, policies and strategies. In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

In managing funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these funds in distinct segments of the market or asset classes. These managers adhere to distinct investment disciplines with the goal of providing greater consistency and predictability of results as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the funds to ensure that the appropriate mix of assets is in place. SIMC may also create new Strategies that reflect significant changes in allocation among the funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors who invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the funds resulting from reallocations in the Strategies.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more Sub-Advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission (SEC) registered adviser located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers the Funds' investment programs. As of March 31, 2014, SIMC had

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approximately $136.99 billion in assets under management. For the fiscal year ended January 31, 2014, SIMC received investment advisory fees of 0.07% of each Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' most recent approval of the Funds' investment advisory and sub-advisory agreements will be available in the Funds' Semi-Annual Report, which will cover the period February 1, 2014 through July 31, 2014.

BofA Advisors, LLC: BofA Advisors, LLC (BofAA), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Sub-Adviser to each of the Money Market, Prime Obligation, Government and Treasury Funds. A team of investment professionals at BofAA manages the assets of each Fund. BofAA is a registered investment adviser and an indirect, wholly owned subsidiary of Bank of America Corporation.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Voluntary Fee Waivers

The Funds' Sweep Class Shares' actual total annual Fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Funds' administrator, the Funds' adviser and/or the Funds' distributor voluntarily waived a portion of their fees in order to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, Trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The Funds' administrator, the Funds' adviser and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' Sweep Class Shares' actual total annual Fund operating expenses for the fiscal year ending January 31, 2014, were as follows:

Fund Name — Sweep Class Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)
Money Market Fund	1.18%	0.18%
Prime Obligation Fund	1.03%	0.18%
Government Fund	1.08%	0.09%
Treasury Fund	1.08%	0.08%

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania on December 11, 2013. The plaintiffs bring the case as a shareholder derivative action against SIMC on behalf of certain SEI funds, none of which is a series of this Trust. The claims are based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund for an alleged breach of fiduciary duty with respect to compensation received by the

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adviser. The plaintiffs have brought the suit against SIMC with respect to five specific SEI Funds: the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, the International Equity Fund, which is a series of the SEI Institutional International Trust and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC allegedly violated Section 36(b) and enjoining SIMC from further alleged violations; and (3) rescission of the advisory contracts between SIMC and the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC disputes the claims, and intends to vigorously defend the matter.

FUND CLOSED TO NEW INVESTORS

The Treasury Fund closed to new investors on December 19, 2008. Market conditions, including declining interest rates and historically low yields on U.S. Treasury securities, have resulted in reduced investment opportunities for the Treasury Fund. Existing shareholders may continue to purchase additional shares. However, the Treasury Fund reserves the right to refuse any purchase, particularly those that the Treasury Fund believes may not be in the best interest of the Treasury Fund or its shareholders or may adversely affect the Treasury Fund or its operations. The restriction on purchases by new investors and other purchase restrictions may be removed or modified at any time without further notice.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Sweep Class Shares of the Funds. The Funds offer Sweep Class Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Sweep Class Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Financial institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations.

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You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institution or intermediary sells or services. Your financial institution or intermediary can tell you which class of shares is available to you.

Unless otherwise indicated, each Fund calculates its net asset value (NAV) per share once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

When you purchase, exchange or sell Fund shares through certain financial institutions, you may have to transmit your purchase, exchange or sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, exchange and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. The amortized cost valuation method is described in greater detail in the Funds' Statement of Additional Information (SAI). If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price. Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values will generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs,

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disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Board of Trustees has not adopted policies and procedures on behalf of the Funds with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to their use for cash sweep and other purposes, it is the Funds' expectation that these money market funds will be used by certain investors for short-term investment purposes.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or intermediaries. When you open your account through your financial institution or intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or intermediary to identify you. This information is subject to verification by the financial institution or intermediary to ensure the identity of all persons opening an account.

Your financial institution or intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as to corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

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HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Sweep Class Shares of any Fund for Sweep Class Shares of any other fund of SEI Daily Income Trust on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares back to the Funds if the NYSE restricts trading, the SEC declares an emergency or for other reasons, such as to facilitate an orderly liquidation of one or more of the Funds. More information about such suspension can be found in the SAI.

Telephone Transactions

Purchasing, exchanging and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible

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for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo. or the Distributor) is the distributor of the shares of the Funds. SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Sweep Class Shares. The distribution fee for Sweep Class Shares, as a percentage of average daily net assets, may be up to 0.50%. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Sweep Class Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month and other information regarding each Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings Website and the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds declare dividends daily and distribute their investment income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

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Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. However, it is not anticipated that you will realize any gain or loss on the sale of your Fund shares because the Funds expect to maintain a $1.00 NAV.

Effective January 1, 2013, provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of Fund shares).

The Funds' SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Sweep Class Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from each Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations(1)	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
SWEEP CLASS
2014	$1.00	$—	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.01%	$21,494	0.18	%(3)	1.18%	0.01%
2013	1.00	—	—	—	—	—	(2)	—	(2)	—	(2)	1.00	0.01	19,972	0.26	(3)	1.18	0.01
2012	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.01	22,701	0.23	(3)	1.18	0.01
2011	1.00	—	—	—	—	—	(2)	—	(2)	—	(2)	1.00	0.01	26,603	0.31	(3)	0.81	0.01
2010	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.07	28,445	0.52	*(3)	1.20	0.08
Prime Obligation Fund
SWEEP CLASS
2014	$1.00	$—	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.01%	$3,990	0.18	%(3)	1.03%	0.01%
2013	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.01	3,169	0.26	(3)	1.04	0.01
2012	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.01	4,170	0.23	(3)	1.04	0.01
2011	1.00	—	—	—	—	—	(2)	—		—	(2)	1.00	0.01	4,710	0.30	(3)	1.04	0.01
2010	1.00	—	(0.04)	0.04	—	—	(2)	—		—	(2)	1.00	0.06 ††	31,787	0.39	*(3)	1.03	0.14

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SEI / PROSPECTUS

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations(1)	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
SWEEP CLASS
2014	$1.00	$—	$—	$—	$—	$—	(2)	$—	$—	(2)	$1.00	0.02%	$110,552	0.09	%(3)	1.08%	0.02%
2013	1.00	—	—	—	—	—	(2)	—	—	(2)	1.00	0.02	35,137	0.16	(3)	1.09	0.02
2012	1.00	—	—	—	—	—	(2)	—	—	(2)	1.00	0.05	27,234	0.09	(3)	1.09	0.05
2011	1.00	—	—	—	—	—	(2)	—	—	(2)	1.00	0.05	25,158	0.16	(3)	1.09	0.05
2010	1.00	—	—	—	—	—	(2)	—	—	(2)	1.00	0.06	30,018	0.30	*(3)	1.07	0.07
Treasury Fund
SWEEP CLASS
2014	$1.00	$—	$—	$—	$—	$—	(2)	$—	$—	(2)	$1.00	0.01%	$126,354	0.08	%(3)	1.08%	0.01%
2013	1.00	—	—	—	—	—	(2)	—	—	(2)	1.00	0.01	126,593	0.14	(3)	1.09	0.01
2012	1.00	—	—	—	—	—	(2)	—	—	(2)	1.00	0.01	137,336	0.08	(3)	1.09	0.01
2011	1.00	—	—	—	—	—	(2)	—	—	(2)	1.00	0.01	129,514	0.19	(3)	1.09	0.01
2010	1.00	—	—	—	—	—	(2)	—	—	(2)	1.00	0.06	138,438	0.18	*(3)	1.06	0.06

Amounts designated as "—" are zero or have been rounded to zero.

* The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†† The total return includes payment by affiliate. Had the payment been excluded, the total return would have been (3.42)%.

(1) Per share calculations were performed using average shares.

(2) Amount represents less than $0.01 per share.

(3) The Distributor and/or SEI Investments Global Funds Services (the Administrator) have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded, the ratio would have been at the expense ratio cap figure.

28

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2014 includes detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Funds' Web site at www.seic.com/funds. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

May 31, 2014

PROSPECTUS

SEI Daily Income Trust

Sweep Class

›  Money Market Fund (SISXX)

›  Prime Obligation Fund (SPWXX)

›  Government Fund (SGWXX)

›  Treasury Fund (SSWXX)
(Closed to new investors)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

CMS-F-039 (5/14)

seic.com

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

FUND SUMMARY	1
Investment Goal	1
Fees And Expenses	1
Principal Investment Strategies	1
Principal Risks	2
Performance Information	4
Management	4
Purchase and Sale of Fund Shares	4
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
MORE INFORMATION ABOUT INVESTMENTS	6
MORE INFORMATION ABOUT RISKS	6
Risk Information	6
More Information About Principal Risks	7
GLOBAL ASSET ALLOCATION	9
INVESTMENT ADVISER AND SUB-ADVISER	10
Information About Voluntary Fee Waivers	10
Legal Proceedings	11
PURCHASING, EXCHANGING AND SELLING FUND SHARES	11
HOW TO PURCHASE FUND SHARES	11
Pricing of Fund Shares	12
Frequent Purchases and Redemptions of Fund Shares	12
Foreign Investors	13
Customer Identification and Verification and Anti-Money Laundering Program	13
HOW TO EXCHANGE YOUR FUND SHARES	14
HOW TO SELL YOUR FUND SHARES	14
Receiving Your Money	14
Redemptions in Kind	14
Suspension of Your Right to Sell Your Shares	14
Telephone Transactions	14
DISTRIBUTION AND SERVICE OF FUND SHARES	15
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	15
DIVIDENDS, DISTRIBUTIONS AND TAXES	15
Dividends and Distributions	15
Taxes	15
FINANCIAL HIGHLIGHTS	17
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST	Back Cover

SEI / PROSPECTUS

PRIME OBLIGATION FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class H Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	0.71%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund — Class H Shares	$73	$227	$395	$883

Principal Investment Strategies

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by Nationally Recognized Statistical Rating Organizations or that the sub-adviser (the Sub-Adviser) determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

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Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

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Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

3

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.22% (09/30/07)

Worst Quarter: 0.00% (03/31/13)

The Fund's Class H total return from January 1, 2014 to March 31, 2014 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2013)

Class H Shares	1 Year	5 Years	10 Years	Since Inception (6/9/2000)
Prime Obligation Fund	0.01%	0.02%	1.50%	1.76%

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

Purchase and Sale of Fund Shares

Class H Shares do not have a minimum investment requirement. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted. You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

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SEI / PROSPECTUS

Tax Information

The distributions made by the Fund are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund's shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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SEI / PROSPECTUS

MORE INFORMATION ABOUT INVESTMENTS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its investment goal. SIMC acts as "manager of managers" for the Fund and attempts to ensure that the Sub-Adviser complies with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund's Board of Trustees.

This prospectus describes the Fund's primary investment strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the types of securities described in this prospectus. Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that may not ordinarily be consistent with the Fund's objectives, and the Fund may not achieve its investment goal. The Fund will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for higher taxable income.

MORE INFORMATION ABOUT RISKS

Risk Information

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. SIMC and the Sub-Adviser make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

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SEI / PROSPECTUS

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Fund:

Asset-Backed Securities — The Fund may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Corporate Fixed Income Securities — The Fund may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to a lack of uniformly available information about issuers or differences in issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests primarily in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations.

Extension — The Fund's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

Fixed Income Market — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative

7

SEI / PROSPECTUS

to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuers — The Fund may invest in foreign issuers. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to those countries or regions will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Interest Rate — Interest rate risk is the risk that the Fund's yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Leverage — Certain Fund transactions, such as reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity — The Fund may miss out on an investment opportunity because the assets necessary for it to take advantage of the opportunity are tied up in other investments.

Prepayment — The Fund's investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Reallocation — In addition to managing the Fund, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Fund is designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Fund and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Fund and other funds. Because a large portion of the assets in the Fund may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. While

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reallocations are intended to benefit investors that invest in the Fund through the Strategies, they could in certain cases have a detrimental effect on the Fund, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing the Fund to incur taxable gains. SIMC seeks to manage the impact to the Fund resulting from reallocations in the Strategies.

Redemption — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities — The Fund is subject to risks associated with investing in U.S. Government securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

GLOBAL ASSET ALLOCATION

The Fund has its own distinct risk and reward characteristics, investment goal, policies and strategies. In addition to managing the Fund, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Fund is designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund varies, as does the investment risk/return potential represented by the Fund. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

In managing funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these funds in distinct segments of the market or asset classes. These managers adhere to distinct investment disciplines with the goal of providing greater consistency and predictability of results as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the funds to ensure that the appropriate mix of assets is in place. SIMC may also create new Strategies that reflect significant changes in allocation among the funds. Since a large portion of the assets in the Fund may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. While reallocations are intended to benefit investors who invest in the Fund through the Strategies, they could in certain cases have a detrimental effect on the Fund if it is being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy and causing the

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Fund to incur taxable gains. SIMC seeks to manage the impact to the funds resulting from reallocations in the Strategies.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more Sub-Advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission (SEC) registered adviser located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Fund. SIMC continuously reviews, supervises and administers the Fund's investment programs. As of March 31, 2014, SIMC had approximately $136.99 billion in assets under management. For the fiscal year ended January 31, 2014, SIMC received investment advisory fees of 0.07% of the Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' most recent approval of the Fund's investment advisory and sub-advisory agreements will be available in the Fund's Semi-Annual Report, which will cover the period February 1, 2014 through July 31, 2014.

BofA Advisors, LLC: BofA Advisors, LLC (BofAA), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Sub-Adviser to the Fund. A team of investment professionals at BofAA manages the assets of the Fund. BofAA is a registered investment adviser and an indirect, wholly owned subsidiary of Bank of America Corporation.

The Trust has claimed, on behalf of the Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and the Fund are therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Voluntary Fee Waivers

The Fund's Class H Shares' actual total annual Fund operating expenses for the most recent fiscal year were less than the amount shown in the Annual Fund Operating Expenses table in the Fund Summary section because the Fund's administrator, the Fund's adviser and/or the Fund's distributor voluntarily waived a portion of their fees in order to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, Trustee fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator, the Fund's adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time.

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With these fee waivers, the Fund's Class H Shares' actual total annual Fund operating expenses for the fiscal year ending January 31, 2014, were as follows:

Fund Name — Class H Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)
Prime Obligation Fund	0.71%	0.18%

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania on December 11, 2013. The plaintiffs bring the case as a shareholder derivative action against SIMC on behalf of certain SEI funds, none of which is a series of this Trust. The claims are based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund for an alleged breach of fiduciary duty with respect to compensation received by the adviser. The plaintiffs have brought the suit against SIMC with respect to five specific SEI Funds: the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, the International Equity Fund, which is a series of the SEI Institutional International Trust and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC allegedly violated Section 36(b) and enjoining SIMC from further alleged violations; and (3) rescission of the advisory contracts between SIMC and the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC disputes the claims, and intends to vigorously defend the matter.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class H Shares of the Fund. The Fund offers Class H Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class H Shares by placing orders with the Transfer Agent or the Fund's authorized agent. Financial institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances, the Fund, at its discretion, may allow

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purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institution or intermediary sells or services. Your financial institution or intermediary can tell you which class of shares is available to you.

The Fund calculates its net asset value (NAV) per share once each Business Day as of 5:00 p.m. Eastern Time (or as of the close of the Business Day, whichever time is earlier). For you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your purchase order in proper form and federal funds (readily available funds) before the Fund calculates its NAV.

When you purchase, exchange or sell Fund shares through certain financial institutions, you may have to transmit your purchase, exchange or sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, exchange and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. The amortized cost valuation method is described in greater detail in the Fund's Statement of Additional Information (SAI). If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values will generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs,

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disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted policies and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that this money market fund will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or intermediaries. When you open your account through your financial institution or intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or intermediary to identify you. This information is subject to verification by the financial institution or intermediary to ensure the identity of all persons opening an account.

Your financial institution or intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as to corresponding tax consequences.

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

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HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class H Shares of the Fund for Class H Shares of any other fund of SEI Daily Income Trust on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares back to the Fund if the NYSE restricts trading, the SEC declares an emergency or for other reasons, such as to facilitate an orderly liquidation of the Fund. More information about such suspension can be found in the SAI.

Telephone Transactions

Purchasing, exchanging and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for

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any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo. or the Distributor) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class H Shares. The Fund may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class H Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative servicing fees, as a percentage of average daily net assets, may be up to 0.18%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month and other information regarding the Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings Website and the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its investment income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

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The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. However, it is not anticipated that you will realize any gain or loss on the sale of your Fund shares because the Fund expects to maintain a $1.00 NAV.

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of Fund shares).

The Fund's SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class H Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with the Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations(1)	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Prime Obligation Fund
CLASS H
2014	$1.00	$—	$—	$—	$—	$—	(2)	$—	$1.00	$0.01		$20,801	0.18	%(3)	0.71%	0.01%
2013	1.00	—	—	—	—	—	(2)	—	1.00	0.01		25,429	0.26	(3)	0.72	0.01
2012	1.00	—	—	—	—	—	(2)	—	1.00	0.01		25,646	0.23	(3)	0.72	0.01
2011	1.00	—	—	—	—	—	(2)	—	1.00	0.01		24,405	0.30	(3)	0.72	0.01
2010	1.00	—	(0.04)	0.04	—	—	(2)	—	1.00	0.02	††	31,797	0.43	*(3)	0.71	0.09

Amounts designated as "—" are zero or have been rounded to zero.

* The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†† The total return includes payment by affiliate. Had the payment been excluded, the total return would have been (3.45)%.

(1) Per share calculations were performed using average shares.

(2) Amount represents less than $0.01 per share.

(3) The Distributor and/or SEI Investments Global Funds Services (the Administrator) have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded, the ratio would have been at the expense ratio cap figure.

17

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2014 includes detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Fund's Web site at www.seic.com/funds. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

May 31, 2014

PROSPECTUS

SEI Daily Income Trust

Class H Shares

›  Prime Obligation Fund (SPHXX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class H Shares of the Prime Obligation Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

CMS-F-041 (5/14)

seic.com

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

FUND SUMMARY
ULTRA SHORT DURATION BOND FUND	1
SHORT-DURATION GOVERNMENT FUND	6
INTERMEDIATE-DURATION GOVERNMENT FUND	11
GNMA FUND	16
Purchase and Sale of Fund Shares	21
Tax Information	21
Payments to Broker-Dealers and Other Financial Intermediaries	21
MORE INFORMATION ABOUT INVESTMENTS	21
MORE INFORMATION ABOUT RISKS	22
Risk Information Common to the Funds	22
More Information About Principal Risks	22
GLOBAL ASSET ALLOCATION	27
MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDICES	27
INVESTMENT ADVISER AND SUB-ADVISERS	28
Information About Voluntary Fee Waivers	29
Sub-Advisers and Portfolio Managers	29
Legal Proceedings	30
PURCHASING, EXCHANGING AND SELLING FUND SHARES	30
HOW TO PURCHASE FUND SHARES	31
Pricing of Fund Shares	32
Frequent Purchases and Redemptions of Fund Shares	34
Foreign Investors	35
Customer Identification and Verification and Anti-Money Laundering Program	35
HOW TO EXCHANGE YOUR FUND SHARES	36
HOW TO SELL YOUR FUND SHARES	36
Receiving Your Money	37
Redemptions in Kind	37
Suspension of Your Right to Sell Your Shares	37
Telephone Transactions	37
DISTRIBUTION AND SERVICE OF FUND SHARES	37
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	38
DIVIDENDS, DISTRIBUTIONS AND TAXES	38
Dividends and Distributions	38
Taxes	38
FINANCIAL HIGHLIGHTS	39
HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST	Back Cover

SEI / PROSPECTUS

ULTRA SHORT DURATION BOND FUND

Fund Summary

Investment Goal

Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.

Fees and Expenses

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.63%
Total Annual Fund Operating Expenses	0.73%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Ultra Short Duration Bond Fund — Class A Shares	$75	$233	$406	$906

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 131% of the average value of its portfolio.

SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Ultra Short Duration Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; and (vii) U.S. dollar-denominated instruments of foreign issuers. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, futures contracts and forward contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either increase or reduce the interest rate sensitivity of the Fund.

Using a top-down strategy and bottom-up security selection, the sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) seek attractively-valued securities that offer competitive yields and that are issued by issuers that are on a sound financial footing. The Sub-Advisers also consider factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Advisers will strive to maintain a portfolio duration for the Fund of 18 months or less under normal market conditions.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to

SEI / PROSPECTUS

value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Dollar Rolls Risk — The Fund's investments in dollar rolls may subject the Fund to leverage risk and liquidity risk, both of which are described below.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund's use of derivatives or investments in repurchase agreements may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

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Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 4.94% (06/30/09)

Worst Quarter: -7.40% (12/31/08)

The Fund's Class A total return (pre-tax) from January 1, 2014 to March 31, 2014 was 0.18%.

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Average Annual Total Returns (for the periods ended December 31, 2013)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ultra Short Duration Bond Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (9/28/1993)
Fund Return Before Taxes	0.76%	3.83%	1.87%	3.50%
Fund Return After Taxes on Distributions	0.38%	3.24%	0.94%	2.03%
Fund Return After Taxes on Distributions and Sale of Fund Shares	0.43%	2.75%	1.13%	2.12%
Barclays Capital Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)	0.25%	0.48%	2.06%	3.56%

* Index returns are shown from September 30, 1993.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Logan Circle Partners, L.P.	Scott Pavlak, CFA Peter Mahoney	Since 2012 Since 2012	Senior Portfolio Manager Senior Portfolio Manager
Wellington Management Company, LLP	Timothy E. Smith	Since 1999	Senior Vice President and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 21 of this prospectus.

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SHORT-DURATION GOVERNMENT FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.25%

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.09%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	0.73%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Short-Duration Government Fund — Class A Shares	$75	$233	$406	$906

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 565% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Short-Duration Government Fund invests substantially all of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. The Fund may invest in securities issued by various entities sponsored by the U.S. Government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, futures contracts and forward contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either increase or reduce the interest rate sensitivity of the Fund.

Using a top-down strategy and bottom-up security selection, the sub-adviser (the Sub-Adviser) seeks attractively-valued securities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Adviser will strive to maintain a portfolio duration of up to three years under normal market conditions.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Dollar Rolls Risk — The Fund's investments in dollar rolls may subject the Fund to leverage risk and liquidity risk, both of which are described below.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making

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capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that short-duration U.S. Government fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund's use of derivatives or investments in repurchase agreements may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

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U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 2.42% (03/31/08)

Worst Quarter: -1.00% (06/30/13)

The Fund's Class A total return (pre-tax) from January 1, 2014 to March 31, 2014 was 0.05%.

Average Annual Total Returns (for the periods ended December 31, 2013)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Short-Duration Government Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (2/17/1987)
Fund Return Before Taxes	-0.37%	2.25%	2.93%	4.96%
Fund Return After Taxes on Distributions	-0.74%	1.64%	1.95%	3.26%
Fund Return After Taxes on Distributions and Sale of Fund Shares	-0.21%	1.52%	1.91%	3.21%
BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index Return (reflects no deduction for fees, expenses or taxes)	0.36%	1.09%	2.57%	5.08%

* Index returns are shown from February 28, 1987.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wellington Management Company, LLP	Michael F. Garrett	Since 2003	Senior Vice President and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 21 of this prospectus.

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INTERMEDIATE-DURATION GOVERNMENT FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.25%

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.09%
Distribution (12b-1) Fees	None
Other Expenses	0.63%
Total Annual Fund Operating Expenses	0.72%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Intermediate-Duration Government Fund — Class A Shares	$74	$230	$401	$894

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 373% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Intermediate-Duration Government Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. The Fund may invest in securities issued by various entities sponsored by the U.S. Government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, futures contracts and forward contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either increase or reduce the interest rate sensitivity of the Fund.

Using a top-down strategy and bottom-up security selection, the sub-adviser (the Sub-Adviser) seeks attractively-valued securities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Adviser will strive to maintain a portfolio duration of two and a half to five years under normal market conditions.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Dollar Rolls Risk — The Fund's investments in dollar rolls may subject the Fund to leverage risk and liquidity risk, both of which are described below.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income

SEI / PROSPECTUS

securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that intermediate-duration U.S. Government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund's use of derivatives or investments in repurchase agreements may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

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U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.58% (12/31/08)

Worst Quarter: -2.62% (06/30/04)

The Fund's Class A total return (pre-tax) from January 1, 2014 to March 31, 2014 was 0.28%.

Average Annual Total Returns (for the periods ended December 31, 2013)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Intermediate-Duration Government Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (2/17/1987)
Fund Return Before Taxes	-1.22%	3.74%	4.46%	6.05%
Fund Return After Taxes on Distributions	-2.07%	2.65%	3.22%	4.12%
Fund Return After Taxes on Distributions and Sale of Fund Shares	-0.69%	2.53%	3.02%	4.00%
BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index Return (reflects no deduction for fees, expenses or taxes)	-0.92%	2.34%	3.96%	6.23%

* Index returns are shown from February 28, 1987.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wellington Management Company, LLP	Michael F. Garrett	Since 2003	Senior Vice President and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 21 of this prospectus.

SEI / PROSPECTUS

GNMA FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.25%

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.09%
Distribution (12b-1) Fees	None
Other Expenses	0.60%
Total Annual Fund Operating Expenses	0.69%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
GNMA Fund — Class A Shares	$70	$221	$384	$859

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 758% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the GNMA Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-backed securities issued by the Government National Mortgage Association (GNMA). The Fund may also invest in U.S. Treasury securities and U.S. Government securities obligations, and repurchase agreements collateralized by such obligations. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, futures contracts and forward contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either increase or reduce the interest rate sensitivity of the Fund.

Using a top-down strategy and bottom-up security selection, the sub-adviser (the Sub-Adviser) seeks attractively-valued securities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Dollar Rolls Risk — The Fund's investments in dollar rolls may subject the Fund to leverage risk and liquidity risk, both of which are described below.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that GNMA securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund's use of derivatives or investments in repurchase agreements may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 4.87% ( 12/31/08)

Worst Quarter: -2.85% (06/30/13)

The Fund's Class A total return (pre-tax) from January 1, 2014 to March 31, 2014 was 2.23%.

Average Annual Total Returns (for the periods ended December 31, 2013)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GNMA Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (3/20/1987)
Fund Return Before Taxes	-2.68%	4.29%	4.68%	6.34%
Fund Return After Taxes on Distributions	-3.41%	3.08%	3.19%	4.11%
Fund Return After Taxes on Distributions and Sale of Fund Shares	-1.51%	2.93%	3.09%	4.07%
Barclays Capital GNMA Index Return (reflects no deduction for fees, expenses or taxes)	-2.12%	3.99%	4.69%	6.81%

* Index returns are shown from March 31, 1987.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wellington Management Company, LLP	Michael F. Garrett	Since 2001	Senior Vice President and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 21 of this prospectus.

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Purchase and Sale of Fund Shares

Class A Shares do not have a minimum investment requirement. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds' shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of each Fund's assets in a way that they believe will help the Fund achieve its investment goal. SIMC acts as "manager of managers" for the Funds and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees.

This prospectus describes the Funds' primary investment strategies. Under normal circumstances, the Funds will invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in the types of securities described in this prospectus. Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that may not ordinarily be consistent with the Fund's objectives, and the Fund may not achieve its investment goal. The Funds will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for higher taxable income.

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MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its investment goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — The Ultra Short Duration Bond Fund may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Corporate Fixed Income Securities — Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

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Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds invest primarily in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Funds and of the derivative instruments relating to those securities may not be proportionate. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. The Funds' use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Funds. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Funds to realize higher amounts of short-term capital gain. These risks could cause the Funds to lose more than the principal amount invested.

Dollar Rolls — The Funds, particularly the GNMA Fund, may enter into dollar rolls, subject to the Funds' limitations on borrowing. Dollar rolls are transactions in which a Fund sells mortgage-related securities, such as a security issued by GNMA, for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date at a pre-determined price. The dealer with which the Fund enters into a dollar-roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities that are substantially identical. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Dollar roll transactions may give rise to leverage risk. A Fund's obligations under a dollar roll agreement must be covered by segregated or "earmarked" liquid assets equal in value to the securities subject to repurchase by the Fund. To the extent that positions in dollar roll agreements are not covered by segregated or "earmarked" liquid assets, such transactions would be subject to a Fund's restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. Leverage risk and liquidity risk are discussed in greater detail below.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive

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to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

Fixed Income Market — The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Issuers — The Ultra Short Duration Bond Fund may invest in foreign issuers. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to those countries or regions will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Forward Contracts — A forward contract, or a "forward", involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund's account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or "futures", provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The risks of futures include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these

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instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Inflation Protected Securities — Certain Funds may invest in inflation protected securities, including Treasury Inflation Protected Securities (TIPS), the value of which generally will fluctuate in response to changes in "real" interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

Interest Rate — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style — Investment style risk is the risk that a Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell

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the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mortgage-Backed Securities — The Funds may invest in mortgage-backed securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Funds' mortgage-backed securities and, therefore, to assess the volatility risk of the Funds.

The privately issued mortgage-backed securities in which the Funds invest are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to a Fund and affect its share price.

Opportunity — A Fund may miss out on an investment opportunity because the assets necessary for it to take advantage of the opportunity are tied up in other investments.

Portfolio Turnover — Each Fund is subject to portfolio turnover risk, which means that, due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Funds having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Funds.

Reallocation — In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Because a large portion of the assets in the Funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio

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turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

U.S. Government Securities — The Funds are subject to risks associated with investing in U.S. Government securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment goal, policies and strategies. In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

In managing funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these funds in distinct segments of the market or asset classes. These managers adhere to distinct investment disciplines with the goal of providing greater consistency and predictability of results as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the funds to ensure that the appropriate mix of assets is in place. SIMC may also create new Strategies that reflect significant changes in allocation among the funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors who invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDICES

The following information describes the various indices referred to in the Performance Information sections of this prospectus. An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does

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not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Barclays Capital Short U.S. Treasury 9-12 Month Index is a widely-recognized, market-weighted index of U.S. Treasury bonds with remaining maturities between nine and twelve months.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index is a widely-recognized, market-weighted index of U.S. Treasury Bonds with maturities between one and three years.

The BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index is a widely-recognized, market-weighted index of U.S. Treasury Bonds with maturities between three and five years.

The Barclays Capital GNMA Index is a total comprehensive GNMA index comprised of 30-year GNMA pass-throughs, 15-year GNMA pass-throughs and GNMA graduated payment mortgages. It is an unmanaged, market value-weighted index. It is commonly used as a comparison for GNMA funds.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more Sub-Advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Advisers make investment decisions for the assets they manage and continuously review, supervise and administer their investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines and monitors the Sub-Advisers' adherence to their investment style. The Board of Trustees supervises SIMC and the Sub-Advisers, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission (SEC) registered adviser located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers each Fund's investment program. As of March 31, 2014, SIMC had approximately $136.99 billion in assets under management. For its advisory services, SIMC receives a fee at the following annual rates: (i) 0.10% up to $500 million; 0.075% of such net assets between $500 million and $1 billion; and 0.05% of such net assets in excess of $1 billion based on the combined daily net assets of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds and (ii) 0.10% up to $500 million; 0.075% of such net assets between $500 million and $1 billion; and 0.05% of such assets in excess of $1 billion based on the daily net assets of the Ultra Short Duration Bond Fund. For the fiscal year ended January 31, 2014, SIMC received investment advisory fees at the following annual rates:

	Investment Advisory Fees Before Fee Waivers	Investment Advisory Fees After Fee Waivers
Ultra Short Duration Bond Fund	0.10%	0.07%
Short-Duration Government Fund	0.09%	0.08%
Intermediate-Duration Government Fund	0.09%	0.09%
GNMA Fund	0.09%	0.09%

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A discussion regarding the basis for the Board of Trustees' most recent approval of the Funds' investment advisory and sub-advisory agreements will be available in the Funds' Semi-Annual Report, which will cover the period February 1, 2014 through July 31, 2014.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Voluntary Fee Waivers

The Funds' Class A Shares' actual total annual Fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Funds' adviser, the Funds' administrator and/or the Funds' distributor voluntarily waived a portion of their fees in order to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, Trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' Class A Shares' actual total annual Fund operating expenses for the fiscal year ending January 31, 2014, were as follows:

Fund Name — Class A Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)
Ultra Short Duration Bond Fund	0.73%	0.38%
Short-Duration Government Fund	0.73%	0.48%
Intermediate-Duration Government Fund	0.72%	0.53%
GNMA Fund	0.69%	0.63%

Sub-Advisers and Portfolio Managers

ULTRA SHORT DURATION BOND FUND

Logan Circle Partners, L.P.: Logan Circle Partners, L.P. (Logan Circle), located at Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Ultra Short Duration Bond Fund. A team of investment professionals at Logan Circle, led by Senior Portfolio Managers Scott Pavlak, CFA and Peter Mahoney, manages the portion of the assets of the Ultra Short Duration Bond Fund allocated to Logan Circle. Scott Pavlak and Peter Mahoney joined Logan Circle in 2008. Prior to 2008, Mr. Pavlak served as Senior Managing Director, Fixed Income at Bear Stearns Asset Management. He has a BS in Finance from Fairleigh Dickinson University and an MBA from New York University. Prior to joining Logan Circle, Mr. Mahoney served as Fixed Income Portfolio Manager and Managing Director/Principal at Bear Stearns Asset Management. He has BS in Finance from Indiana University and an MBA in Finance from Fairleigh Dickinson University. Mr. Pavlak and Mr. Mahoney each have over 20 years of experience planning and implementing investment policies and managing assets.

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Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Ultra Short Duration Bond Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, manages the portion of the Ultra Short Duration Bond Fund's assets allocated to Wellington Management. He has served as the portfolio manager for the Ultra Short Duration Bond Fund since 1999. Mr. Smith joined Wellington Management as an investment professional in 1992.

SHORT-DURATION GOVERNMENT FUND, INTERMEDIATE-DURATION GOVERNMENT FUND, GNMA FUND

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Michael F. Garrett, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, manages the portion of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds' assets allocated to Wellington Management. He has served as the portfolio manager for the Short-Duration Government and Intermediate-Duration Government Funds since 2003 and the GNMA Fund since 2001. Mr. Garrett joined Wellington Management as an investment professional in 1999.

The Funds' Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania on December 11, 2013. The plaintiffs bring the case as a shareholder derivative action against SIMC on behalf of certain SEI funds, none of which is a series of this Trust. The claims are based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund for an alleged breach of fiduciary duty with respect to compensation received by the adviser. The plaintiffs have brought the suit against SIMC with respect to five specific SEI Funds: the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, the International Equity Fund, which is a series of the SEI Institutional International Trust and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC allegedly violated Section 36(b) and enjoining SIMC from further alleged violations; and (3) rescission of the advisory contracts between SIMC and the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC disputes the claims, and intends to vigorously defend the matter.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts.

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Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor or multiple accounts managed by the same discretionary investment manager) that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The redemption fee applies to the entire amount of the redemption or series of redemptions that triggered the redemption fee and is not limited to redemption amounts in excess of such specified dollar threshold. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If a Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by a Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee applies to shares purchased with reinvested dividends or distributions.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Financial institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period).

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For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institution or intermediary sells or services. Your financial institution or intermediary can tell you which class of shares is available to you.

Unless otherwise indicated, each Fund calculates its net asset value (NAV) per share once each Business Day as of the close of the Business Day (normally, 4:00 p.m. Eastern Time). For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, exchange or sell Fund shares through certain financial institutions, you may have to transmit your purchase, exchange or sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, exchange and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or are determined to be unreliable, the

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Funds will value the security using the Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or the Sub-Advisers, as applicable, reasonably believe that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing services' prices will be reliable. SIMC or the Sub-Advisers, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or the Sub-Advisers, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through the Committee designated by the Funds' Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer's industry, (iv) the liquidity of the security, (v) the size of the holdings in a Fund, or (vi) any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

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For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or the Sub-Advisers become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, they may request that a Committee meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds' administrator, the administrator notifies SIMC or the Sub-Advisers holding the relevant securities that such limits have been exceeded. In such event, SIMC or the Sub-Advisers make the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

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ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or intermediaries. When you open your account through your financial institution or intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or intermediary to identify you. This information is subject to verification by the financial institution or intermediary to ensure the identity of all persons opening an account.

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Your financial institution or intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as to corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other fund of SEI Daily Income Trust on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

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Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares back to the Funds if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Telephone Transactions

Purchasing, exchanging and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

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DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month and other information regarding each Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings Website and the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their investment income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event.

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of Fund shares).

The Funds' SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from each Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations*	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
CLASS A
2014	$9.37	$0.06	$—	$0.06	$(0.08)	$—	$(0.08)	$9.35	0.64%	$271,221	0.38%	0.73%	0.63%	131%
2013	9.26	0.08	0.13	0.21	(0.10)	—	(0.10)	9.37	2.31	241,007	0.38	0.74	0.85	197
2012	9.33	0.10	(0.05)	0.05	(0.12)	—	(0.12)	9.26	0.55	255,002	0.38	0.74	1.08	177
2011	9.24	0.13	0.12	0.25	(0.16)	—	(0.16)	9.33	2.74	465,612	0.38	0.74	1.37	78
2010	8.51	0.24	0.73	0.97	(0.24)	—	(0.24)	9.24	11.58	257,238	0.38	0.75	2.72	73
Short-Duration Government Fund
CLASS A
2014	$10.62	$0.06	$(0.06)	$0.00	$(0.10)	$—	$(0.10)	$10.52	(0.01)%	$761,739	0.48%	0.73%	0.56%	565%
2013	10.72	0.06	0.04	0.10	(0.10)	(0.10)	(0.20)	10.62	0.92	711,100	0.48	0.74	0.55	628
2012	10.59	0.09	0.17	0.26	(0.12)	(0.01)	(0.13)	10.72	2.53	739,126	0.48	0.74	0.85	712
2011	10.52	0.09	0.18	0.27	(0.14)	(0.06)	(0.20)	10.59	2.59	867,313	0.48	0.72	0.84	521
2010	10.25	0.21	0.29	0.50	(0.23)	—	(0.23)	10.52	4.94	377,088	0.48	0.75	2.02	347

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	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations*	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Intermediate-Duration Government Fund
CLASS A
2014	$11.89	$0.19	$(0.21)	$(0.02)	$(0.24)	$—	$(0.24)	$11.63	(0.14)%	$24,713	0.53%	0.72%	1.64%	373%
2013	11.91	0.16	0.03	0.19	(0.21)	—	(0.21)	11.89	1.63	37,523	0.53	0.73	1.33	740
2012	11.32	0.17	0.64	0.81	(0.22)	— (1)	(0.22)	11.91	7.22	71,458	0.53	0.74	1.47	726
2011	11.24	0.13	0.39	0.52	(0.19)	(0.25)	(0.44)	11.32	4.62	187,944	0.53	0.72	1.14	590
2010	11.20	0.32	0.41	0.73	(0.32)	(0.37)	(0.69)	11.24	6.61	62,977	0.53	0.76	2.82	213
GNMA Fund
CLASS A
2014	$10.70	$0.07	$(0.09)	$(0.02)	$(0.18)	$—	$(0.18)	$10.50	(0.14)%	$158,672	0.63%	0.69%	0.68%	758%
2013	10.91	0.09	0.13	0.22	(0.19)	(0.24)	(0.43)	10.70	1.98	304,425	0.63	0.70	0.83	867
2012	10.58	0.02	0.83	0.85	(0.13)	(0.39)	(0.52)	10.91	8.09	243,016	0.63	0.70	0.22	1,515
2011	10.28	0.13	0.49	0.62	(0.16)	(0.16)	(0.32)	10.58	6.06	334,415	0.63	0.70	1.27	1,024
2010	9.84	0.32	0.47	0.79	(0.35)	—	(0.35)	10.28	8.18	198,914	0.63	0.72	3.16	533

Amounts designated as "—" are zero or have been rounded to zero.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Per share calculations were performed using average shares.

(1) Amount represents less than $0.01 per share.

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2014 includes detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Funds' Website at www.seic.com/funds. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

May 31, 2014

PROSPECTUS

SEI Daily Income Trust

Class A Shares

›  Ultra Short Duration Bond Fund (SECPX)

›  Short-Duration Government Fund (TCSGX)

›  Intermediate-Duration Government Fund (TCPGX)

›  GNMA Fund (SEGMX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI-F-094 (5/14)

seic.com

SEI DAILY INCOME TRUST

Money Market Fund

Ticker Symbols: Class A—TCMXX, Class B—SKBXX, Class C—SICXX, Sweep Class—SISXX

Prime Obligation Fund

Ticker Symbols: Class A—TCPXX, Class B—SPBXX, Class C—SOLXX, Class H—SPHXX, Sweep Class—SPWXX

Government Fund

Ticker Symbols: Class A—SEOXX, Class B—SEVXX, Class C—SGOXX, Sweep Class—SGWXX

Government II Fund

Ticker Symbols: Class A—TCGXX, Class B—SVBXX, Class C—SGTXX

Treasury Fund (closed to new investors)

Ticker Symbols: Class A—SEPXX, Class B—STYXX, Class C—SDCXX, Sweep Class—SSWXX

Treasury II Fund (closed to new investors)

Ticker Symbols: Class A—SCPXX, Class B—STBXX, Class C—STWXX

Ultra Short Duration Bond Fund

Ticker Symbols: Class A—SECPX

Short-Duration Government Fund

Ticker Symbol: Class A—TCSGX

Intermediate-Duration Government Fund

Ticker Symbol: Class A—TCPGX

GNMA Fund

Ticker Symbol: Class A—SEGMX

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Sub-Advisers:

BofA Advisors, LLC

Logan Circle Partners, L.P.

Wellington Management Company, LLP

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Daily Income Trust (the "Trust") and should be read in conjunction with the Trust's Class A, Class B, Class C, Class H and Sweep Class Shares prospectuses (the "Prospectuses"), each dated May 31, 2014. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended January 31, 2014, including notes thereto and the report of the Independent Registered Public Accounting Firm thereon, are incorporated herein by reference from the Trust's 2014 Annual Report. A copy of the 2014 Annual Report must accompany the delivery of this Statement of Additional Information.

May 31, 2014

SEI-F-045 (5/14)

TABLE OF CONTENTS

THE TRUST	S-1
INVESTMENT OBJECTIVES AND POLICIES	S-1
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-4
Asset-Backed Securities	S-5
Commercial Paper	S-6
Demand Instruments	S-6
Dollar Rolls	S-6
Fixed Income Securities	S-6
Foreign Securities	S-7
Futures Contracts and Options on Futures Contracts	S-8
GNMA Securities	S-9
Illiquid Securities	S-9
Insurance Funding Agreements	S-10
Interfund Lending and Borrowing Arrangements	S-10
Mortgage-Backed Securities	S-10
Municipal Securities	S-13
Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-14
Obligations of Supranational Entities	S-15
Options	S-15
Repurchase Agreements	S-16
Restricted Securities	S-16
Reverse Repurchase Agreements and Sale-Buybacks	S-17
Swaps, Caps, Floors, Collars and Swaptions	S-17
U.S. Government Securities	S-19
Variable and Floating Rate Instruments	S-20
When-Issued and Delayed Delivery Securities	S-20
INVESTMENT LIMITATIONS	S-20
THE ADMINISTRATOR AND TRANSFER AGENT	S-24
THE ADVISER AND SUB-ADVISERS	S-26
DISTRIBUTION, SHAREHOLDER AND ADMINISTRATIVE SERVICING	S-32
TRUSTEES AND OFFICERS OF THE TRUST	S-34
PROXY VOTING POLICIES AND PROCEDURES	S-41
DETERMINATION OF NET ASSET VALUE	S-42
PURCHASE AND REDEMPTION OF SHARES	S-44
TAXES	S-45
PORTFOLIO TRANSACTIONS	S-49
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-50
DESCRIPTION OF SHARES	S-51
LIMITATION OF TRUSTEES' LIABILITY	S-51
CODES OF ETHICS	S-52
VOTING	S-52
SHAREHOLDER LIABILITY	S-52
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-52
CUSTODIAN	S-63
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-64
LEGAL COUNSEL	S-64
DESCRIPTION OF RATINGS	A-1

THE TRUST

The Trust is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences among the Class A, Class B, Class C, Class H and/or Sweep Class shares pertaining to distribution, administrative and shareholder servicing plans, voting rights, dividends and transfer agency expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Trust changed its name from SEI Cash+Plus Trust to its current name in April 1994.

This Statement of Additional Information ("SAI") relates to the following portfolios: Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds (each, a "Fund" and together, the "Funds"), including all classes of the Funds.

The investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser") and investment sub-advisers (each, a "Sub-Adviser" and together, the "Sub-Advisers") to the Funds are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

MONEY MARKET FUND—The Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers, including asset-backed securities, rated, at the time of investment, in the highest short-term rating category by two or more Nationally Recognized Statistical Rating Organizations (each, an "NRSRO"), or one NRSRO if only one NRSRO has rated the security, or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or only one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), determined by the Sub-Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers that are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the Sub-Adviser to be of comparable quality, and that carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. dollar-denominated obligations of foreign governments including Canadian and Provincial Government and Crown Agency Obligations; (vi) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vii) repurchase agreements involving any of the foregoing obligations. The Fund may invest in supranational agency obligations, variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 5% of its net assets in illiquid securities.

PRIME OBLIGATION FUND—The Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers, including asset-backed securities, rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks (including foreign branches of such banks), U.S. savings and loan institutions and thrift institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, and foreign banks, which banks or institutions have total assets of $1 billion or more as shown on their most recent public financial statements at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest (i.e., first-tier) short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Sub-Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers that are rated, at the time of investment, by at least two NRSROs in one of the two highest (i.e., first- or second-tier) municipal bond rating categories, or, if not rated, determined by the Sub-Adviser to be of comparable quality, and that carry yields that are competitive with those of other money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 5% of its net assets in illiquid securities.

GOVERNMENT FUND—The Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements fully collateralized by such obligations. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 5% of its net assets in illiquid securities.

GOVERNMENT II FUND—The Government II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund intends to invest in securities that produce income that is not subject to state and local income taxation. Distributions of the Fund, which are allocable to income produced by such securities, will also be exempt from state and local income taxation in the hands of the Fund's shareholders. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 5% of its net assets in illiquid securities.

TREASURY FUND—The Treasury Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

TREASURY II FUND—The Treasury II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations. The Fund intends to invest in securities that produce income that is not subject to state and local income taxation. Distributions of the Fund, which are allocable to income produced by such securities, will also be exempt from state and local income taxation in the hands of the Fund's shareholders. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 5% of its net assets in illiquid securities.

ULTRA SHORT DURATION BOND FUND—The Ultra Short Duration Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of U.S. dollar-denominated debt instruments consisting of: (i) commercial paper rated in one of the two highest short-term rating categories by an NRSRO or, if unrated, determined by the Sub-Advisers to be of comparable quality at the time of investment; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S.

commercial banks (including foreign branches of such banks) and foreign banks; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government or U.S. Government sponsored entities (including Treasury Inflation Protected Securities or "TIPS"); (iv) corporate obligations (notes, bonds and debentures) rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Sub-Advisers to be of comparable quality at the time of investment; (v) mortgage-backed securities; (vi) asset-backed securities rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Sub-Advisers to be of comparable quality at the time of investment; (vii) repurchase agreements involving the foregoing securities; and (viii) U.S. dollar-denominated instruments of foreign issuers. The Fund may also invest in futures contracts, forwards contracts, options, swaps and other similar instruments. The primary derivatives used by the Fund are futures contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There will be times when the Fund utilizes futures contracts to take an active position to either increase or reduce the interest rate sensitivity of the Fund.

Using a top-down strategy and bottom-up security selection, the Sub-Advisers seek attractively-valued securities that offer competitive yields and that are issued by issuers that are on a sound financial footing. The Sub-Advisers also consider factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole.

The Sub-Advisers intend to limit the Fund's purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase. The Fund may invest in variable or floating rate securities and when-issued and delayed delivery securities. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and may invest up to 10% of its net assets in illiquid securities. Under normal conditions, the Sub-Advisers will strive to maintain a portfolio duration for the Fund of 18 months or less.

SHORT-DURATION GOVERNMENT FUND—The Short-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests substantially all of its net assets in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government, including obligations of the Government National Mortgage Association ("GNMA"), and other mortgage-backed securities of governmental issuers; and (iii) repurchase agreements fully collateralized by such obligations. The Fund may invest in securities issued by various entities sponsored by the U.S. Government, such as the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. The Fund may also invest in futures contracts, forward contracts, options, swaps and other similar instruments. The primary derivatives used by the Fund are futures contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There will be times when the Fund utilizes futures contracts to take an active position to either increase or reduce the interest rate sensitivity of the Fund. The Fund may enter into dollar roll transactions with selected banks and broker-dealers and may invest in variable or floating rate securities and when-issued and delayed delivery securities, including to-be-announced mortgage-backed securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities. Under normal market conditions, the Sub-Adviser will strive to maintain a portfolio duration of up to three years.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole.

INTERMEDIATE-DURATION GOVERNMENT FUND—The Intermediate-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the investments permitted for the Short-Duration Government Fund. The Fund may invest in securities issued by various entities sponsored by the U.S. Government, such as Fannie Mae and Freddie Mac. These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. The Fund may enter into dollar roll transactions with selected banks and broker-dealers and may also invest in futures contracts, forward contracts, options, swaps and other similar instruments. The primary derivatives used by the Fund are futures contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There will be times when the Fund utilizes futures contracts to take an active position to either increase or reduce the interest rate sensitivity of the Fund. The Fund may invest in variable or floating rate securities and when-issued or delayed delivery securities, including to-be-announced mortgage-backed securities. The Fund may also, to a lesser extent, invest in certain types of asset-backed securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities. Under normal market conditions, the Sub-Adviser will strive to maintain a portfolio duration of two and a half to five years.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole.

GNMA FUND—The GNMA Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund, but without restrictions on portfolio duration. At least 80% of the net assets (plus the amount of any borrowings for investment purposes) of the Fund will, under normal circumstances, be invested in mortgage-backed securities issued by the GNMA. The Fund will notify its shareholders at least 60 days prior to any change to this policy. In addition, the GNMA Fund may invest in futures contracts, forward contracts, options, swaps and other similar instruments and enter into dollar roll transactions with selected banks and broker-dealers. The primary derivatives used by the Fund are futures contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There will be times when the Fund utilizes futures contracts to take an active position to either increase or reduce the interest rate sensitivity of the Fund. The Fund may invest in variable or floating rate securities and when-issued and delayed delivery securities, including to-be-announced mortgage-backed securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole.

There can be no assurance that the Funds will achieve their respective investment objectives.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. Each Fund's advisers will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets that are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation ("CLO") if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics that are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity. Certain of the Funds may also invest in interests in warehousing facilities. Prior to the closing of a CDO, an investment bank or other entity that is financing the CDO's structuring may provide a warehousing facility to finance the acquisition of a portfolio of initial assets. Capital raised during the closing of the CDO is then used to purchase the portfolio of initial assets from the warehousing facility. A warehousing facility may have several classes of loans with differing seniority levels with a subordinated or "equity" class typically purchased by the manager of the CDO or other investors. One of the most significant risks to the holder of the subordinated class of a warehouse facility is the market value fluctuation of the loans acquired. Subordinated equity holders generally acquire the first loss positions which bear the impact of market losses before more senior positions upon settling the warehouse facility. Further, warehouse facility transactions often include event of default provisions and other collateral threshold requirements that grant senior holders or the administrator certain rights (including the right to liquidate warehouse positions) upon the occurrence of various triggering events including a decrease in the value of warehouse collateral. In addition, a subordinate noteholder may be asked to maintain a certain level of loan-to-value ratio to mitigate this market value risk. As a result, if the market value of collateral loans decreases the subordinated noteholder may need to provide additional funding to maintain the warehouse lender's loan-to-value ratio.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectuses, asset-backed securities carry additional risks including, but not limited to, the possibilities that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

DEMAND INSTRUMENTS—The Prime Obligation and Money Market Funds may invest in demand instruments. Certain instruments may entail a demand feature, which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

DOLLAR ROLLS—The Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds each may enter into dollar roll transactions with selected banks and broker-dealers. "Dollar rolls" are transactions in which securities (usually mortgage-backed securities) are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any dollar roll as required by the 1940 Act.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the securities' yield or value or the yield or value of the Fund's shares.

There is a risk that the current interest rates on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund's advisers, as applicable. See "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's ("S&P") lack outstanding investment characteristics and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, the Fund's advisers, as applicable, will review the situation and take appropriate action with regard to the security.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

Certain of the Funds may also invest in U.S. Treasury futures, interest rate futures, interest rate swaps, and interest rate swap futures. A Treasury futures contract involves an obligation to purchase or sell Treasury securities at a future date at a price set at the time of the contract. The sale of a Treasury futures contract creates an obligation by a Fund to deliver the amount of certain types of Treasury securities called for in the contract at a specified future time for a specified price. A purchase of a Treasury futures contract creates an obligation by a Fund to take delivery of an amount of securities at a specified future time at a specific price. Interest rate futures can be sold as an offset against the effect of expected interest rate increases and purchased as an offset against the effect of expected interest rate declines. Interest rate swaps are an agreement between two parties where one stream of future interest rate payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to a particular interest rate. Interest rate swap futures are instruments that provide a way to gain swap exposure and the structure features of a futures contract in a single instrument. Swap futures are futures contracts on interest rate swaps that enable purchasers to cash settle at a future date at the price determined by the benchmark rate at the end of a fixed period.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: (i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies; (iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark or maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

A Fund may "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark or maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark or maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures, including the following: (i) the success of a hedging strategy may depend on the advisers' ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GNMA SECURITIES—GNMA is a wholly owned U.S. Government corporation that guarantees the timely payment of principal and interest. However, any premiums paid to purchase instruments issued by GNMA are not subject to GNMA guarantees.

GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, a Fund will receive monthly scheduled payments of principal and interest. In addition, a Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (each member, a "Trustee" and collectively, the "Trustees" or the "Board"). Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the advisers determine the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, SIMC or a Sub-Adviser, as applicable, may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security and the ability to assign or offset the rights and obligations of the security).

INSURANCE FUNDING AGREEMENTS—The Prime Obligation and Money Market Funds may enter into insurance funding agreements. An insurance funding agreement ("IFA") is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the obligation is repaid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Fund's limitation on investment in illiquid securities when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. Additional information about illiquid securities is provided under "Illiquid Securities."

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The Securities and Exchange Commission (the "SEC") has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the "SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (the "Repo Rate") and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (the "Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds' Board of Trustees. In addition, the Program is subject to oversight and periodic review by the SEI Funds' Board of Trustees.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. Government pass-through securities are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and Freddie Mac. GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PC securities"), which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Therefore, mortgage-backed securities or certificates issued by GNMA, including GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA certificates are also supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Fannie Mae, on the other hand, is a government-sponsored organization owned entirely by private stockholders. As a result of recent events (see below), the U.S. Treasury owns Fannie Mae's senior preferred stock as well as a warrant to purchase 79.9% of Fannie Mae's common stock. Still, mortgage-backed securities issued by Fannie Mae, which include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, and is owned entirely by private stockholders. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not backed by the full faith and credit of the U.S. Government and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 6, 2008, the Federal Housing Finance Agency ("FHFA") and the U.S. Treasury began a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities under conservatorship with the FHFA. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements ("SPAs"), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event that their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae's and Freddie Mac's net worth through the end of 2012. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013—Fannie Mae's support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15 percent instead of the previous 10 percent, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer higher yields than those available from other types of U.S. Government securities, the prepayment feature may cause mortgage-backed securities to be less effective than other types of securities as a means of "locking in" attractive long-term rates. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series that have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through securities to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance and some CMOs may be backed by GNMA certificates or other mortgage pass-through securities issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates")

issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs, with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments are usually determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an "average life estimate." An average life estimate is a function of an assumption regarding anticipated prepayment patterns and is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MUNICIPAL SECURITIES—Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for issuers, the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities."

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, the International Bank for Reconstruction and Development (World Bank), the African Development Bank, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

OPTIONS—A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as the advisers, as applicable, determine is appropriate in seeking the Fund's investment objective and except as restricted by each Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value equal to at least 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. If a money market fund decides to "look through" a repurchase agreement counterparty issuer to the underlying collateral for diversification purposes, the collateral posted by the counterparty will be required to be cash items or U.S. Government securities. Further, the money market funds will evaluate the creditworthiness of the counterparty before "look through" treatment. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for the Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(a)(2) commercial paper issued in reliance on an exemption from registration under Section 4(a)(2) of the 1933 Act, including, but not limited to, Rules 506(b) or 506(c) under Regulation D.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Certain Funds may invest in reverse repurchase agreements. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, a group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as the London Interbank Offered Rate or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed-upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap (i) to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; (ii) to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; (iii) to hedge an existing position; (iv) to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or (v) for various other reasons.

Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Funds would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness.

If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Fannie Mae, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

Receipts. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturities but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., obligations of GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if an adviser deems it appropriate.

A Fund may also engage in purchases or sales of "to-be-announced" or "TBA" securities, which represent agreements to buy or sell securities with agreed-upon characteristics for a fixed unit price at a future date. For example, in a TBA mortgage-backed transaction, a buyer and seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying securities at the trade date. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and delayed delivery securities. When a Fund purchases when-issued or delayed delivery securities or sells TBA securities, it will "cover" its position as required by the 1940 Act.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. Except with regard to the limitation on: (i) investing in illiquid securities and (ii) borrowings, the following percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds may not:

  1.  Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of each Fund and may be changed by the Board without a vote of shareholders.

Each of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds may not:

  1.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, each Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) domestic banks and U.S. branches of foreign banks, which a Fund has determined to be subject to the same regulation as U.S. banks, or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

  4.  Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements, loan its portfolio securities, and participate in the SEI Funds interfund lending program.

  5.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing policy in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.

  6.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, a Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with a Fund's investment objective and policies.

  7.  Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

  8.  Acquire any Illiquid Security if, immediately after the Acquisition, the Fund would have invested more than 5% of its Total Assets in Illiquid Securities. Capitalized terms have the meaning given to such terms in Rule 2a-7 under the 1940 Act.

In addition, each of the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government, GNMA and Government II Funds may not:

  1.  With respect to the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds, with respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies), if as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the voting securities of any one issuer.

  2.  With respect to the Government II Fund, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by, Rule 2a-7 under the 1940 Act.

  3.  With respect to the Government II Fund, acquire more than 10% of the voting securities of any one issuer.

  4.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

  5.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

  6.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in its prospectuses and its SAI or as permitted by rule, regulation or order of the SEC.

  7.  Make loans, except that each Fund: (a) may purchase or hold debt instruments in accordance with its investment objectives and policies; (b) may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 15% of the Fund's net assets (5% of any money market fund's "total assets" (as such term is defined in Rule 2a-7 under the 1940 Act)); (c) may engage in securities lending as described in this SAI; and (d) may participate in the SEI Funds interfund lending program.

  8.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  9.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

  10.  With respect to the Government II Fund, purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, each Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

  11.  With respect to the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds, purchase illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board. Rule 144A securities are securities that are traded in the institutional market pursuant to an exemption from registration. Rule 144A securities may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.

Other Policies. The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(G) or section 12(d)(1)(F) of the 1940 Act.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund. Money market funds are subject to additional diversification requirements set forth in Rule 2a-7 under the 1940 Act.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Certain Funds have adopted a fundamental policy that would permit direct investment in real estate. However, these Funds have a non-fundamental investment limitation that prohibits the Funds from investing directly in real estate. This non-fundamental policy may be changed only by vote of such Fund's Board.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SIMC, a wholly owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust.  The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

As disclosed in the applicable Prospectuses, certain voluntary and contractual fee waivers and reimbursement arrangements by the Administrator were in effect during the fiscal year ended January 31, 2014. The Administrator has agreed to waive a portion of its entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds' average annual daily net assets):

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
Class A	0.18	%(1)	0.20	%(3)	0.20	%(2)	0.20	%(2)	0.20	%(2)	0.20	%(4)
Class B	0.48	%(1)	0.50	%(3)	0.50	%(2)	0.50	%(2)	0.50	%(2)	0.50	%(4)
Class C	0.68	%(1)	0.70	%(3)	0.70	%(2)	0.70	%(2)	0.70	%(2)	0.70	%(4)
Class H	N/A		N/A		N/A		0.63	%(1)	N/A		N/A
Sweep Class	0.93	%(1)	0.95	%(1)	*		0.95	%(1)	0.95	%(1)	*

	Ultra Short Duration Bond Fund		Short-Duration Government Fund		Intermediate- Duration Government Fund		GNMA Fund
Class A	0.38	%(1)	0.48	%(1)	0.53	%(1)	0.63	%(1)

*  Class currently not operational.

(1)  Represents a voluntary cap that may be discontinued at any time.

(2)  Represents a contractual cap effective through May 31, 2015, to be changed only by Board approval.

(3)  Represents a contractual cap of 0.25%, 0.55% and 0.75% of Class A, B and C, respectively, effective through May 31, 2015, to be changed only by Board approval. In addition, management has voluntarily agreed to waive fees to a cap of 0.20%, 0.50% and 0.70% of Class A, B and C, respectively, that may be discontinued at any time.

(4)  Represents a contractual cap of 0.25%, 0.55% and 0.75% of Class A, B and C, respectively, effective through May 31, 2015 to be changed only by Board approval. In addition, management has voluntarily agreed to waive fees to a cap of 0.20%, 0.50% and 0.70% of Class A, B and C, respectively, that may be discontinued at any time.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund at the following annual rates:

Administration Fee
Money Market Fund	0.33%
Prime Obligation Fund	0.19%
Government Fund	0.24%
Government II Fund	0.19%
Treasury Fund	0.24%
Treasury II Fund	0.24%
Ultra Short Duration Bond Fund	0.35%
Short-Duration Government Fund	0.35%
Intermediate-Duration Government Fund	0.35%
GNMA Fund	0.32%

For each Fund the following table shows: (i) the dollar amount of fees paid to the Administrator by the Funds; and (ii) the dollar amount of the Administrator's contractual and voluntary fees waived for the fiscal years ended January 31, 2012, 2013 and 2014:

	Fees Paid (000)			Fee Waivers (000)
	2012	2013	2014	2012	2013	2014
Money Market Fund	$408	$405	$419	$750	$752	$817
Prime Obligation Fund	$5,356	$5,688	$4,698	$2,351	$2,073	$2,793
Government Fund	$351	$1,263	$597	$2,350	$1,913	$3,241
Government II Fund	$435	$688	$444	$2,303	$1,858	$2,006
Treasury Fund	$96	$281	$67	$1,123	$635	$682
Treasury II Fund	$—	$164	$53	$1,407	$1,727	$1,686
Ultra Short Duration Bond Fund	$696	$629	$607	$214	$219	$235
Short-Duration Government Fund	$2,469	$2,462	$2,703	$—	$—	$—
Intermediate-Duration Government Fund	$241	$198	$110	$2	$—	$—
GNMA Fund	$596	$707	$565	$171	$196	$138

THE ADVISER AND SUB-ADVISERS

General. SIMC is a wholly owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC approximately had $136.99 billion in assets under management as of March 31, 2014.

Manager of Managers Structure. SIMC is the investment adviser for each of the Funds and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC to operate a "manager of managers" structure efficiently. The exemptive order permits SIMC, with the approval of the Board, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the respective Fund's shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements for the Funds. The Trust will notify shareholders in the event of any addition or change in identity of the sub-advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board, the Sub-Advisers to the Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to the Board's review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee Sub-Advisers and recommend their hiring, termination and replacement.

For its advisory services, SIMC receives a fee that is calculated daily and paid monthly. With respect to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds, SIMC receives advisory fees of 0.07% of their average daily net assets. For the other Funds, SIMC receives a fee at the following annual rates: (i) 0.10% of the combined daily net assets of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such net assets in excess of $1 billion; and (ii) 0.10% of the daily net assets of the Ultra Short Duration Bond Fund up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such assets in excess of $1 billion. SIMC pays the Sub-Advisers out of its investment advisory fees.

The Sub-Advisers

BofA ADVISORS, LLC—("BofAA"), a Delaware limited liability company with principal offices at 100 Federal Street Boston, Massachusetts 02110, serves as the Sub-Adviser to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds. BofAA is a wholly owned subsidiary of BofA Global Capital Management Group, LLC, which is an asset management division of Bank of America Corporation. BofAA may use the research and other expertise of its affiliates and third parties in managing the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds' investments.

BofAA is an indirect, wholly owned nonbank subsidiary of Bank of America Corporation, a major financial services company engaged in a broad range of financial activities beyond the mutual fund-related activities of BofAA, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. Regulatory restrictions applicable to BofAA and its affiliates may limit BofAA's investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a limitation on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, BofAA and its affiliates also may be restricted in the securities that can be bought or sold for their clients because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if clients desired to buy a security issued by a company for which BofAA or its affiliates served as underwriter. The internal policies and procedures of BofAA and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict a client's investment activities. A client not advised by BofAA and its affiliates would not be subject to many of these restrictions.

LOGAN CIRCLE PARTNERS, L.P.—Logan Circle Partners, L.P. ("Logan Circle") serves as a Sub-Adviser to a portion of the assets of the Ultra Short Duration Bond Fund. Logan Circle, a Pennsylvania limited partnership, was founded and registered with the SEC in 2007. Logan Circle is an indirect wholly owned subsidiary of Fortress Investment Group LLC ("Fortress"), a publicly traded company (NYSE: FIG) and a leading global investment management firm. There are no 25% or greater shareholders of Fortress.

WELLINGTON MANAGEMENT COMPANY, LLP—Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.

Advisory and Sub-Advisory Agreements with the Trust. Each advisory agreement or sub-advisory agreement (the "Investment Advisory Agreements") provides that SIMC or a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, as applicable, or by the Adviser or Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For each Fund, the following table shows: (i) the dollar amount of fees paid to SIMC by the Funds; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended January 31, 2012, 2013 and 2014:

	Advisory Fees Paid (000)			Advisory Fee Waivers (000)
	2012	2013	2014	2012	2013	2014
Money Market Fund	$123	$122	$131	$123	$123	$131
Prime Obligation Fund	$1,420	$1,429	$1,429	$1,419	$1,430	$1,430
Government Fund	$394	$463	$559	$394	$463	$560
Government II Fund	$505	$469	$452	$504	$469	$451
Treasury Fund	$178	$133	$109	$178	$134	$109
Treasury II Fund	$202	$276	$253	$208	$276	$254
Ultra Short Duration Bond Fund	$170	$180	$229	$88	$46	$19
Short-Duration Government Fund	$559	$550	$609	$49	$52	$41
Intermediate-Duration Government Fund	$60	$50	$28	$0	$0	$0
GNMA Fund	$210	$249	$192	$0	$0	$0

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers for the fiscal years ended January 31, 2012, 2013 and 2014:

	Sub-Advisory Fees Paid (000)			Sub-Advisory Fees Waived (000)
Fund	2012	2013	2014	2012	2013	2014
Money Market Fund	$88	$88	$106	$0	$0	$0
Prime Obligation Fund	$1,020	$1,022	$1,174	$0	$0	$0
Government Fund	$282	$331	$163	$0	$0	$0
Government II Fund	$359	$337	$142	$0	$0	$0
Treasury Fund	$127	$95	$33	$0	$0	$0
Treasury II Fund	$145	$202	$83	$0	$0	$0
Ultra Short Duration Bond Fund	$171	$194	$209	$88	$53	$39
Short-Duration Government Fund	$549	$544	$606	$52	$52	$41
Intermediate-Duration Government Fund	$59	$49	$27	$0	$0	$0
GNMA Fund	$207	$244	$191	$0	$0	$0

Portfolio Management.

Logan Circle

Compensation. SIMC pays Logan Circle a fee based on the assets under management of the Ultra Short Duration Bond Fund as set forth in an investment sub-advisory agreement between Logan Circle and SIMC. Logan Circle pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Ultra Short Duration Bond Fund. The following information relates to the period ended January 31, 2014.

Logan Circle's compensation program is structured to align the firm's compensation and incentive programs with the interests of its clients. The program is a combination of short and long term elements to compensate investment professionals, and non-investment professionals, based on the overall financial success of Logan Circle, their contribution towards team objectives and their ability to generate long-term investment success for the firm's clients. Logan Circle believes that these financial incentives, and the Logan Circle cultural environment, create an organization that will be highly successful in attracting and retaining high-caliber investment professionals. The incentive program is primarily comprised of four elements:

(i) Fixed base salary: This is generally the smallest portion of compensation and is generally within a similar range for all investment professionals. The base salary does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus: Logan Circle's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, Logan Circle considers the contribution to his/her team or discipline, as well as his/her contribution to the overall firm. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer groups or similar styles of investments, and appropriate, broad-based or specific market indices) and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance.

(iii) Long-Term Incentive Plan ("LTIP"): As a long-term incentive and performance bonus, Logan Circle and Fortress, Logan Circle's parent company, have structured a Long-Term Incentive Plan ("LTIP"). The LTIP is distributed to Logan Circle's key investment and non-investment personnel as a means of incentive and retention. Awards under the LTIP may be distributed in the form of a cash or Fortress stock award that is subject to vesting and other conditions.

(iv) Contributions under the Fortress 401(k) Plan: The contributions are based on the overall profitability of Fortress. The amount and allocation of the contributions are determined at the sole discretion of Fortress.

Ownership of Fund Shares. As of January 31, 2014, Logan Circle's portfolio managers did not beneficially own any shares of the Ultra Short Duration Bond Fund.

Other Accounts. As of January 31, 2014, Logan Circle's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Scott Pavlak, CFA	2	$325	1	$87	37	$5,171
Peter Mahoney	2	$325	1	$87	37	$5,171

None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

Logan Circle has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions; however, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Logan Circle and/or its affiliates manage certain accounts subject to performance-based fees or may have proprietary investments in certain accounts. The side-by-side management of the Ultra Short Duration Bond Fund and these other accounts may raise potential conflicts of interest with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions. The performance of the Ultra Short Duration Bond Fund's investments could be adversely affected by the manner in which Logan Circle enters particular orders for all such accounts. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited supply and allocation of investment opportunities generally, could raise a potential conflict of interest, as Logan Circle may have an incentive to allocate securities that are expected to increase in value to favored accounts. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

Logan Circle has adopted a policy to allocate investment opportunities in a fair and equitable manner among client accounts. Orders for the same security on the same day are generally aggregated consistent with Logan Circle's duty of best execution; however, purchases of fixed income securities cannot always be allocated pro rata across all client accounts with similar investment strategies and objectives. Logan Circle will attempt to mitigate any potential unfairness by using an objective methodology that in the good faith judgment of Logan Circle permits a fair and equitable allocation over time.

Logan Circle will manage the Ultra Short Duration Bond Fund and other client accounts in accordance with their respective investment objectives and guidelines. As a result, Logan Circle may give advice and take action with respect to any current or future other client accounts that may be opposed to or conflict with the advice Logan Circle may give to the Ultra Short Duration Bond Fund or may involve a different timing or nature of action than with respect to the Ultra Short Duration Bond Fund. Where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increases the holding in such security. The results of the investment activities of the Ultra Short Duration Bond Fund may differ significantly from the results achieved by Logan Circle for other client accounts.

Logan Circle and its subsidiaries (collectively, "Logan Circle Parties") are wholly owned by Fortress, which is a global investment management firm listed on the New York Stock Exchange. As used herein, "Fortress Parties" means Fortress affiliates, excluding Logan Circle Parties. The investment activities of Fortress Parties are separate from Logan Circle Parties. Fortress has adopted policies and procedures to establish and maintain an information barrier between Fortress and Logan Circle Parties (the "Information Barrier") that are designed to establish a wall between Logan Circle and Fortress Parties for the purpose of (1) shielding Logan Circle and Fortress Parties and their respective personnel from material nonpublic information that may be in their possession from time to time on the opposite side of the Information Barrier, and (2) to prevent coordinated investment activities among Logan Circle's investment professionals and Fortress Parties' investment professionals. Consequently, Logan Circle and Fortress Parties generally manage investment portfolios on a separate basis and do not exchange information concerning actual or potential investments.

Wellington Management

Compensation. Wellington Management receives a fee based on the assets under management of each of the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds as set forth in the investment sub-advisory agreement between Wellington Management and SIMC on behalf of each of the Funds. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The following information relates to the fiscal year ended January 31, 2014.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of each Fund's manager listed in the applicable prospectus, who is primarily responsible for the day-to-day management of the Ultra Short Duration Bond, Short-Duration

Government, Intermediate-Duration Government and GNMA Funds (the "Portfolio Managers"), includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is generally a fixed amount that is determined by the managing partners of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. The incentive paid to the Portfolio Managers, which has no performance-related component, is based on the revenues earned by Wellington Management.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Garrett and Smith are partners of the firm.

Ownership of Fund Shares. As of January 31, 2014, the Portfolio Managers did not beneficially own any Fund shares of the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds.

Other Accounts. As of January 31, 2014, in addition to the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds, the Portfolio Managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Timothy E. Smith	7	$6,046.1	4		$703.73	30		$8,019.4
	0	$0	0		$0	0		$0
Michael F. Garrett	11	$29,944.94	8		$1,342.1	18		$7,471.5
	0	$0	1	*	$17.34	1	*	$503.15

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interests. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations or separately managed account programs sponsored by financial intermediaries), bank common trust accounts and hedge funds. Each Fund's manager listed in the applicable prospectus who is primarily responsible for the day-to-day management of the Funds—the Portfolio Managers—generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The Portfolio Managers make investment decisions for each account, including the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including initial public offerings ("IPOs"), for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Because incentive payments paid by Wellington Management to a Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, a Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

DISTRIBUTION, SHAREHOLDER AND ADMINISTRATIVE SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor is a wholly owned subsidiary of SEI. The Distributor has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust.  The Distributor serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement"). The Trust has adopted a distribution plan for the Sweep Class Shares of each Fund that offers Sweep Class Shares (only the Money Market, Prime Obligation, Government, and Treasury Funds offer Sweep Class Shares) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares (the "Plan"). In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto (the "Qualified Trustees"). The Plan may not be amended to materially increase the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan adopted for the Sweep Class Shares shareholders provide that the Trust will pay the Distributor a fee of up to 0.50% of the average daily net assets of a Fund's Sweep Class Shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the

Distributor, that provide distribution-related services to Sweep Class Shares shareholders or to their customers who beneficially own Sweep Class Shares. Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

Except to the extent that the Administrator and/or SIMC benefited through increased fees from an increase in the net assets of the Trust, which may have resulted in part from expenditures under the Plan, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the Plan or related agreements.

For the fiscal year ended January 31, 2014, the Funds incurred the following 12b-1 expenses:

Fund (Sweep Class Shares)	Total 12b-1 Expenses (000)	Total 12b-1 Expenses as a % of Net Assets	Amount Paid to 3rd Parties by the Distributor for Distribution- Related Services (000)
Money Market Fund	$134	0.50%	$134
Prime Obligation Fund	$21	0.50%	$21
Government Fund	$229	0.50%	$229
Treasury Fund	$648	0.50%	$648

The Funds have also adopted shareholder servicing plans for their Class A, Class B, Class C, Class H and Sweep Class Shares (the "Servicing Plans") and administrative servicing plans (the "Administrative Servicing Plans") for their Class B, Class C and Class H Shares. Under these Servicing and Administrative Servicing Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services, as applicable: (i) maintaining client accounts; (ii) arranging for bank wires; (iii) responding to client inquiries concerning services provided on investments; (iv) assisting clients in changing dividend options, (v) account designations and addresses; (vi) sub-accounting; (vii) providing information on share positions to clients; (viii) forwarding shareholder communications to clients; (ix) processing purchase, exchange and redemption orders; and (x) processing dividend payments. Under the Administrative Servicing Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Distribution Expenses Incurred by Adviser. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools and other investment information and services to assist them in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firms' personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds' Shareholder Servicing Plan or Administrative Servicing Plan.

The payments discussed above may be significant to the financial institutions receiving them and may create an incentive for the financial institutions or their representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolio, the Funds, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., SIMC is responsible for the investment performance of the Funds and, along with the Board, is responsible for the oversight of the Funds' Sub-Advisers, which, in turn, are responsible for the day-to-day management of the Funds' portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a Fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, each Sub-Adviser and SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of SIMC and other service providers such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC and the various sub-advisory agreements between SIMC and the Sub-Advisers with respect to the Funds, the Board annually meets with SIMC and, at least every three years, meets with the Sub-Advisers to review such services. Among other things, the Board regularly considers the Sub-Advisers' adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds' internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds' investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Funds' other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are seven members of the Board of Trustees, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert A.

Nesher, an interested person of the Trust, serves as Chairman of the Board. George J. Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee. There are currently 10 Funds in the Trust and 99 funds in the Fund Complex (as described below).

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management, and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1982)—President and Chief Executive Officer of the Trust, December 2005-present. SEI employee, 1974-present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Director and President of SEI Opportunity Fund, L.P. to 2010. President, Director and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and The KP Funds.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1982)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI

*  Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons (as that term is defined in the 1940 Act) of the Funds by virtue of their relationship with SEI.

Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, The Advisors' Inner Circle Fund III, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and The KP Funds.

Independent Trustees.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc., April 1997 to December 2011. Member of the independent review committee for SEI's Canadian-registered mutual funds. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and The KP Funds.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust and New Covenant Funds.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust and New Covenant Funds.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Retired Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and The KP Funds.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998-August 2003. Director of AMVESCAP PLC from 1993-2004. Director, Colonial Banc Group, Inc., 2003-2009. Past Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007-2009, and member of the Executive Committee, 2003-2011; currently emeritus trustee. Director of St. Joseph's Translational Research Institute (nonprofit corporation), 2009-present. Member of the Board of Councilors of the Carter Center (nonprofit corporation). Director of SEI Alpha Strategy Portfolios, LP from 2008 to 2013. Trustee of SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional International

Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust and New Covenant Funds.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1982.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1982.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department, and his experience from serving as trustee of the Trust since 1996.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company's pension assets, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 Company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries, and the experience he has gained serving as trustee of the Trust since 2008.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of, or reflect any conclusion that, the Board or any Trustee has any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that, with the exception of Mr. Harris, is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust's independent auditors and whether to terminate this relationship; (ii) reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by the Trust's independent auditors to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent auditors and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditors that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and (ix) other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Sullivan, Williams and Johnson and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary and did not meet during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that, with the exception of Mr. Harris, is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self assessment of the Board's operations; (iii) selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Sullivan, Williams and Johnson and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met 5 (five) times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*†
Interested
Mr. Nesher	Over $100,000
(Prime Obligation Fund)
Over $100,000
	(Short Duration Government Fund)	Over $100,000
Mr. Doran	None	Over $100,000
Independent
Mr. Sullivan	None	Over $100,000
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None
Mr. Harris	None	None

*  Valuation date is December 31, 2013.

†  The Fund Complex currently consists of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust and New Covenant Funds.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation (000)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex (000)
Interested
Mr. Nesher	$0	N/A	N/A	$0
Mr. Doran	$0	N/A	N/A	$0
Independent
Mr. Sullivan	$15	N/A	N/A	$128
Ms. Lesavoy	$14	N/A	N/A	$113
Ms. Greco*	$6	N/A	N/A	$56
Mr. Williams	$14	N/A	N/A	$113
Mr. Johnson	$14	N/A	N/A	$113
Mr. Harris	$14	N/A	N/A	$113

*  Ms. Rosemarie B. Greco resigned from the Board of Trustees as of March 29, 2013.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers, except for Russell Emery, the Chief Compliance Officer ("CCO") of the Trust, receives compensation from the Trust for his or her services. The Trust's CCO serves in the same capacity for the other SEI trusts included in the Fund

Complex (as described above), and the Trust pays its pro rata share of the aggregate compensation payable to the CCO for his services.

Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

PETER A. RODRIGUEZ (DOB 1/18/62)—Controller and Chief Financial Officer (since 2011)—Director, Funds Accounting, SEI Investments Global Funds Services since March 2011, September 2002 to March 2005 and 1997-2002. Director, Mutual Fund Trading, SEI Private Trust Company, May 2009 to February 2011. Director, Asset Data Services, Global Wealth Services, June 2006 to April 2009. Director, Portfolio Accounting, SEI Investments Global Funds Services, March 2005 to June 2006.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of SEI Insurance Products Trust and The KP Funds since 2013. Chief Compliance Officer of The Advisors' Inner Circle Fund III since 2014.

STEPHEN G. MACRAE (DOB 12/08/67)—Vice President (since 2012)—Director of Global Investment Product Management, January 2004 to present.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.

EDWARD MCCUSKER (DOB 11/18/83)—Anti-Money Laundering Compliance Officer and Privacy Officer (since 2013). Compliance Manager of SEI Investments Company, May 2011-April 2013. Project Manager and AML Operations Lead of SEI Private Trust Company, September 2010-May 2011. Private Banking Client Service Professional of SEI Private Banking and Trust September 2008-September 2010.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests.

SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines or information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

Securities of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances), assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost valuation (with respect to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds) and the maintenance of the Fund's net asset value at $1.00 are permitted, provided certain conditions are met under Rule 2a-7, promulgated by the SEC under the 1940 Act. Under Rule 2a-7 (the "Rule"), as amended, a money market portfolio must maintain a dollar-weighted average maturity in its portfolio of 60 days or less and must not purchase any instrument having a remaining maturity of more than 397 days (as calculated under the Rule). The money market funds must maintain a weighted average life maturity of 120 days or less. In addition, money market funds may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "eligible securities." An "eligible security" is one that is: (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). SIMC or a Sub-Adviser, as applicable, will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints under the Rule that (i) no more than 3% of a money market fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to 1/2 of 1% of the Fund's total assets, each percentage limitation measured at the time of acquisition of the security.

The regulations also require the Trustees to establish procedures that are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. However, there is no assurance that each Fund will be able to meet this objective. The Funds' procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

Securities of the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Duration Bond Funds may be valued by the Administrator pursuant to valuations provided by independent pricing services. The pricing services rely primarily on prices of actual market transactions as well as trader quotations. However, the pricing services may also use a matrix system to determine valuations, which considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the independent pricing services and the valuation methodologies are reviewed by the officers of the Trust under the general supervision of the Trustees.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that a pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or a Fund's Sub-Adviser, as applicable, or if the Administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuation methodologies are reviewed by the officers of the Trust and the Administrator under the general supervision of the Board.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Pricing Policies and Procedures ("Fair Value Procedures") established by the Board. The Funds' Fair Value Procedures are implemented through a Fair Value Pricing Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee. Examples of factors the Fair Value Pricing Committee may consider are: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer's industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange ("NYSE") is restricted or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, SIMC, the Distributor and/or the custodian are not open for business.

Purchases and redemptions of shares of the Intermediate-Duration Government, Short-Duration Government, GNMA and Ultra Short Duration Bond Funds may be made on any day the NYSE is open for business. Purchases and redemptions of shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds may be made on any day the NYSE and the Federal Reserve System ("Federal Reserve") are open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds observe Columbus Day and Veterans Day.

Each of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in a Fund's principal trading markets, based on the determination of the officers of the Trust, acting in consultation with SIMC or a Sub-Adviser, as applicable.

The Administrator or Distributor will not accept securities as payment for shares of the GNMA Fund unless: (i) such securities meet the investment objective and policies of the Fund; (ii) the securities are acquired for investment and not for resale; (iii) such securities are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (iv) such securities have a value that is readily ascertainable (and not established only by evaluation).

TAXES

The following is only a summary of certain additional U.S. federal tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. You are urged to consult your own tax advisor with specific reference to your own tax situation, including their state, local and foreign tax liabilities.

This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

Each Fund intends to qualify and elect to be treated as a Regulated Investment Company (a "RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of each Fund as a RIC if it determines such course of action to be beneficial to shareholders. In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least 90% of its net investment income (which includes dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its tax exempt interest income, for each tax year, if any (the "Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"); and (ii) at the close of each quarter of the Fund's taxable year: (A) at least 50% of the value of each Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of each Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of each Fund's total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Funds control and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as a RIC.

If a Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where a Fund corrects the failure within a specified period. If these relief provisions are not available to a Fund for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a "Post-2010 Loss"), the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. A Fund's unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 ("Pre-2011 Losses") are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose. A Fund's Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Fund Distributions

The Funds receive income generally in the form of interest on their investments. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Because the Funds' income is expected to be derived primarily from interest rather than dividends, no portion of a Fund's distributions is expected to be eligible for the corporate dividends-received deduction or for the lower tax rates on qualified dividend income.

A Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of Fund shares).

By law, a Fund must withhold at a withholding rate of 28% and remit to the U.S. Treasury, any amounts subject to withholding on your taxable distributions and proceeds if: (i) you do not provide your correct social security or taxpayer identification number; (ii) you are subject to backup withholding by the Internal Revenue Service ("IRS") for failure to properly report payments of interest or dividends; (iii) you have failed to certify that you are not subject to backup withholding; or (iv) you have failed to certify that you are a U.S. person (including a U.S. resident alien).

A U.S. withholding tax at a 30% rate will be imposed on dividends beginning after June 30, 2104 (and proceeds of sales in respect of each Fund's shares received by such Fund's shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. Each Fund will not pay any additional amounts in respect to any amounts withheld.

Redemptions and Exchanges of Fund Shares

Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Taxation of Fund Investments

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

Investments by a Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess face value of the securities over their issue price (the "original issue discount" or "OID") each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of a Fund, such Fund may recognize income without receiving a commensurate amount of cash. Such income is included in determining the amount of income that the Fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax, including the nondeductible excise tax. Because such income may not be matched by a corresponding cash distribution to a Fund, any such Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Special rules apply if a Fund holds inflation-indexed bonds. Generally, all stated interest on such bonds is recorded as income by a Fund under its regular method of accounting for interest income. The amount of positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as OID. The OID is included in a Fund's gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of a Fund's OID in a taxable year with respect to a bond will increase the Fund's taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, a Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustments, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated interest, OID, and market discount, if any) otherwise includible in a Fund's income with respect to the bond for the taxable year.

A Fund's investment in lower-rated or unrated debt securities may present issues for a Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

State Taxes

It is expected that each Fund will not be liable for any corporate excise, income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

The Funds' shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distribution from a Fund until a shareholder begins receiving payments from its retirement account. The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Fund shares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and other tax laws.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC or a Sub-Adviser, as applicable, is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC and the Sub-Advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the advisers will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve brokerage commissions, dealer spreads or underwriting discounts, or transfer taxes or other direct transaction expenses.

It is expected that certain Funds may execute a substantial portion of their brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules of the SEC. In such trades, the Distributor receives a commission as the introducing broker on such trades. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trade and is compensated for such services from the commission paid on the trade. More specifically, SIMC requests, but does not require, that certain Sub-Advisers execute up to thirty percent of trades with the Distributor as introducing broker. In addition, SIMC will, from time to time, execute trades with the Distributor as introducing broker, primarily in connection with the trading associated with the transition of portfolios when there is a change in sub-advisers in a Fund or a reallocation of assets among Sub-Advisers. In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the sale of Fund shares. For the fiscal years ended January 31, 2012, 2013 and 2014, no Fund paid any brokerage commissions.

The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser or a Sub-Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by SIMC or a Sub-Adviser under its respective advisory or sub-advisory agreement, and the expenses of SIMC or a Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) that the Trust has acquired during its most recent fiscal year. As of January 31, 2014, the Trust held the following securities:

Fund	Name of Issuer	Amount (000)
Prime Obligation Fund	Bank of Nova Scotia	$239,989
	Citibank	$91,000
	JP Morgan	$85,907
	Bank of Montreal	$82,001
	Lloyds Bank	$69,000
	Barclays Capital	$23,585
Money Market Fund	Lloyds Bank	$13,000
	Citibank	$11,750
	Bank of Nova Scotia	$11,000
	JP Morgan	$7,336
	Barclays Capital	$1,500
Ultra Short Duration Bond Fund	JP Morgan	$7,076
	Citigroup	$5,121
	Goldman Sachs	$4,898
	Bank of Nova Scotia	$2,455
	RBC Capital Markets	$1,843
	UBS Securities LLC	$1,651
	Bank of Montreal	$1,404
	Barclays Capital	$562
	Lloyds Bank	$136

The portfolio turnover rate for each fixed income Fund for the fiscal years ending January 31, 2013 and 2014 was as follows:

	Turnover Rate
Fund	2013	2014
Ultra Short Duration Bond Fund	197%	131%
Short-Duration Government Fund	628%	565%
Intermediate-Duration Government Fund	740%	373%
GNMA Fund	867%	758%

A portfolio's turnover rate will exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements that enable a Fund to receive favorable tax treatment.

The Intermediate-Duration Government Fund's portfolio turnover rate was greater in 2013 compared to 2014 due to higher rates of investor withdrawal in 2013.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five (5) calendar days after the end of each month, a list of all portfolio holdings in the Funds as of the end of such month and other information regarding each Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth calendar month after the date to which the data relates, at which time it will be permanently removed from the site. In addition to a list of all the Funds' portfolio holdings, the Portfolio Holdings Website may include certain attributes of (a) a Fund's portfolio holdings, such as CUSIP, yield, maturity date, a general category of the instrument, amortized cost value and principal amount, and (b) a Fund's portfolio, such as the Fund's dollar-weighted average portfolio maturity and dollar-weighted average life.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Funds' independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise required by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds also file a complete schedule of their portfolio holdings with the SEC monthly, within 5 business days after the end of each month, on Form N-MFP. The Funds' Form N-Q and Form N-MFP are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share of a Fund upon liquidation of that Fund entitles a shareholder to a pro rata share in the net assets of that Fund after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Any consideration received by the Trust for shares of any additional portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Where the Prospectuses or the SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of Monday, May 12, 2014, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling a Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency or custodial customers.

Name and Address	Number of Shares	Percent of Fund/Class
Money Market Fund—Class A Shares
SEI Investment Inc 3519 Silverside Rd Ridgely Bldg. 101C Wilmington, DE 19810-4909	52,167,959.270	37.19%
SEI Private Trust Company C/O Evercore ATTN: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	26,903,426.850	19.18%
SEI Private Trust Company FBO 601 Banks ATTN: Eileen Carlucci One Freedom Valley Drive Oaks, PA 19456-9989	13,517,337.890	9.64%
Torrington Savings Bank ATTN: Miles C. Borzilleri PO Box 478 Torrington, CT 06790-0478	12,867,802.270	9.17%
SEI Private Trust Company Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456-9989	11,539,695.750	8.23%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	10,061,370.050	7.17%
Money Market Fund—Class B Shares
SEI Private Trust Company C/O SEI Corporation PO Box 1100 Oaks, PA 19456-1100	47,890,194.320	67.21%
SEI Private Trust Company ATTN: Ian Weiss PO Box 1100 Oaks, PA 19456-1100	19,584,092.740	27.49%
Money Market Fund—Class C Shares
Ameriserv Trust & Financial Svc. Co. ATTN: Sweep Desk PO Box 520 Johnstown, PA 15907-0520	4,837,049.440	20.69%

Name and Address	Number of Shares	Percent of Fund/Class
First State Trust Company 1 2 Righter Pkwy. Ste. 250 Wilmington, DE 19803-1531	4,743,812.420	20.29%
Citizens Bank-MA ATTN: Jennifer Costa 1 Citizens Drive Riverside, RI 02915-3019	2,285,094.530	9.77%
Sterling National Bank 400 Rella Blvd. Montebello, NY 10901-4241	2,183,000.000	9.34%
SEI Private Trust Company C/O The Peoples Bank One Freedom Valley Drive Oaks, PA 19456-9989	2,042,151.610	8.73%
UVEST Financial Services First Niagara Bank 200 S. College St. Fl. 21 Charlotte, NC 28202-2012	2,014,795.350	8.62%
Citizens Bank—MA ATTN: Jennifer Costa 1 Citizens Drive Riverside, RI 02915-3000	1,414,952.960	6.05%
Brenham National Bank ATTN: Operations Dept. PO Box 2568 Brenham, TX 77834-2568	1,326,445.670	5.67%
Money Market Fund—Sweep Class Shares
Community Bank & Trust of Florida PO Box 1570 Ocala, FL 34478-1570	9,674,399.950	36.23%
Tri County Bank Operations Center PO Box 909 Chico, CA 95927-0909	6,770,955.850	25.35%
Sun National Bank Toni Hill—Cash Management Dept 226 Landis Ave Vineland, NJ 08360-8142	3,772,099.590	14.12%

Name and Address	Number of Shares	Percent of Fund/Class
First City Bank ATTN: Donna Dodge PO Box 2977 Ft Walton Bch, FL32549-2977	3,366,248.190	12.60%
Powell Valley National Bank ATTN: Larry Presley PO Box 100 Jonesville, VA 24263-0100	2,528,617.350	9.47%
Prime Obligation Fund—Class A Shares
Band & Co C/O US Bank PO Box 1787 Milwaukee, WI 53201-1787	2,066,756,616.840	45.47%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	636,846,696.932	14.01%
SEI Institutional Managed Trust Multi Asset Accumulation Fund ATTN: Phil Benincasa AQR Capital 2 Greenwich Plz. Fl. 3 Greenwich, CT 06830-6353	303,145,654.160	6.67%
Prime Obligation Fund—Class B Shares
Mizuho Corporate Bank Ltd 350 S. Grand Ave. Ste. 1500 Los Angeles, CA 90071-3471	24,605,163.390	26.40%
SEI Private Trust Company C/O Investment Trust Co. ATTN: Ethel Vick, Suite 730 3200 Cherry Creek South Drive Denver, CO 80209-3244	20,020,434.290	21.48%
SEI Private Trust Company Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456-9989	15,032,174.760	16.13%
SEI Private Trust Company ATTN: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	9,483,334.300	10.18%

Name and Address	Number of Shares	Percent of Fund/Class
SEI Trust C/O Chevy Chase Trust One Freedom Valley Drive Oaks, PA 19456-9989	6,430,248.650	6.90%
SEI Private Trust Co. One Freedom Valley Drive Oaks, PA 19456-9989	6,171,867.330	6.62%
Prime Obligation Fund—Class C Shares
Umpqua Bank For Benefit Of Our Clients 17555 NE Sacramento Portland, OR 97230-5947	13,654,683.160	49.17%
Community Bank of San Joaquin 22 W Yokuts Ave Stockton, CA 95207-5715	2,274,000.000	8.19%
The Bancorp Bank New Accounts Department 409 Silverside Rd. Suite 105 Wilmington, DE 19809-1771	2,180,996.010	7.85%
SEI Private Trust Company Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456-9989	1,972,219.800	7.10%
Brenham National Bank ATTN: Operations Dept. PO Box 2568 Brenham, TX 77834-2568	1,707,192.800	6.15%
Prime Obligation Fund—Sweep Class Shares
First State Bank of Russellville PO Box 10610 Russellville, AR 72812-0610	2,794,818.990	66.16%
Farmers Bank of Appomattox PO Box 216 Appomattox, VA 24522-0216	747,804.060	17.70%
La Porte Savings Bank 710 Indiana Ave La Porte, IN 46350-3461	307,304.730	7.28%
First National Bank of Louisiana PO Box 81735 Lafayette, LA 70598-1735	224,655.340	5.32%

Name and Address	Number of Shares	Percent of Fund/Class
Prime Obligation Fund—Class H Shares
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	18,936,324.600	99.87%
Government Fund—Class A Shares
Band & Co C/O US Bank PO Box 1787 Milwaukee, WI 53201-1787	581,667,550.200	36.12%
SEI Trust C/O Chevy Chase Trust One Freedom Valley Drive Oaks, PA 19456-9989	360,857,910.080	22.41%
Westwood Trust ATTN: Operations 200 Crescent Court Ste. 1200 Dallas, TX 75201-1855	185,727,071.140	11.53%
Union Bank TR Nominee FBO Cash Management Sweeps 530 B Street—Ste. 203 San Diego, CA 92101-4498	116,326,957.730	7.22%
Citibank NA US Custody ATTN: Wayne Moore VP 3800 Citigroup Center Drive Tampa, FL 33610	107,825,760.190	6.70%
Government Fund—Class B Shares
SEI Trust C/O Chevy Chase Trust One Freedom Valley Drive Oaks, PA 19456-9989	84,499,157.180	52.18%
Hickory Point Bank & Trust FSB ATTN: Brett A. Swallow, Exec. VP 225 N. Water Street Decatur, IL 62523-2377	26,147,236.840	16.15%
Band & Co C/O US Bank PO Box 1787 Milwaukee, WI 53201-1787	25,754,034.980	15.90%
SEI Private Trust Company C/O Center Bank GWP One Freedom Valley Drive Oaks, PA 19456-9989	18,215,096.840	11.25%

Name and Address	Number of Shares	Percent of Fund/Class
Government Fund—Class C Shares
Mizuho Corporate Bank Ltd 350 S Grand Ave Ste 1500 Los Angeles, CA 90071-3471	2,085,687.300	40.82%
Umpqua Bank For Benefit Of Our Clients 17555 NE Sacramento Portland, OR 97230-5947	933,000.000	18.26%
International Finance Bank (IFB) PO Box 441900 Miami, FL 33144-1900	747,237.910	14.63%
Community Bank of San Joaquin 22 W Yokuts Ave Stockton, CA 95207-5715	518,000.000	10.14%
Brenham National Bank ATTN: Operations Dept PO Box 2568 Brenham, TX 77834-2568	380,926.150	7.46%
Minnwest Corporation PO Box 428 Montevideo, MN 56265-0428	369,000.000	7.22%
Government Fund—Sweep Class Shares
SEI Private Trust Company C/O Kanaly Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	55,835,325.820	91.28%
Government II Fund—Class A Shares
Naidot & Co C/O Bessemer Trust Company ATTN: Peter Scully 630 Fifth Avenue, 38th Floor New York, NY 10111-0100	466,523,504.570	43.14%
SEI Private Trust Company C/O Dorsey & Whitney National Bank ATTN: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	204,287,321.790	18.89%

Name and Address	Number of Shares	Percent of Fund/Class
SEI Private Trust Company ATTN: Ian Weiss One Freedom Valley Drive Oaks, PA 19456-9989	126,942,616.710	11.74%
Gilmac C/O Charter Trust 90 North Main Street Concord, NH 03301-4915	85,167,182.560	7.87%
SEI Private Trust Company ATTN: April Johnson/Maureen Burns One Freedom Valley Drive Oaks, PA 19456-9989	67,972,066.560	6.28%
Government II Fund—Class B Shares
SEI Trust C/O Chevy Chase Trust One Freedom Valley Drive Oaks, PA 19456-9989	62,060,168.400	39.21%
SEI Private Trust Company ATTN: Jackie Esposito One Freedom Valley Drive Oaks, PA 19456-9989	31,555,496.640	19.94%
Ameriserv Trust & Financial Svc. Co. ATTN: Sweep Desk PO Box 520 Johnstown, PA 15907-0520	20,222,532.210	12.78%
SEI Private Trust Company C/O Dorsey & Whitney National Bank ATTN: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	14,890,926.550	9.41%
SEI Private Trust Company C/O SEI Corporation PO Box 1100 Oaks, PA 19456-1100	13,849,326.770	8.75%
Beneficial Mutual Savings Bank ATTN: Timothy J. Merrell CTP 530 Walnut St, Philadelphia, PA 19106-3696	11,875,594.520	7.50%

Name and Address	Number of Shares	Percent of Fund/Class
Government II Fund—Class C Shares
Union Community Bank ATTN: William J. McLaughlin PO Box 486 Marietta, PA 17547-0486	7,360,537.460	94.16%
Minnwest Corporation PO Box 428 Montevideo, MN 56265-0428	452,076.700	5.78%
Treasury Fund—Class A Shares
SEI Private Trust Company C/O Washington Trust Bank One Freedom Valley Drive Oaks, PA 19456-9989	67,973,508.270	50.15%
SEI Trust C/O Chevy Chase Trust One Freedom Valley Drive Oaks, PA 19456-9989	36,275,125.200	26.76%
SEI Private Trust Company ATTN: Ian Weiss One Freedom Valley Drive Oaks, PA 19456-9989	13,161,406.040	9.71%
Treasury Fund—Class B Shares
SEI Private Trust Company C/O The Peoples Bank One Freedom Valley Drive Oaks, PA 19456-9989	34,780,334.410	39.23%
SEI Trust C/O Chevy Chase Trust One Freedom Valley Drive Oaks, PA 19456-9989	26,965,149.360	30.41%
SEI Private Trust Company C/O SEI Corporation One Freedom Valley Drive Oaks, PA 19456-9989	7,121,265.280	8.03%
UVEST Financial Services Pegasus Bank PO Box 7908 Dallas, TX 75209-0908	6,564.504.050	7.40%

Name and Address	Number of Shares	Percent of Fund/Class
SEI Private Trust Company C/O SEI Corporation PO Box 1100 Oaks, PA 19456-1100	5,372,720.270	6.06%
Treasury Fund—Class C Shares
First National Bank of Louisiana PO Box 81735 Lafayette, LA 70598-1735	12,485,590.180	91.66%
Treasury Fund—Sweep Class Shares
City National Bank As Agent For Various Accts ATTN: Trust Ops/Mutual Funds PO Box 60520 Los Angeles, CA 90060-0520	118,178,961.710	93.65%
South Central Bank 525 W Roosevelt Rd Chicago, IL 60607-4905	6,784,897.440	5.38%
Treasury Fund II—Class A Shares
Muir & Co C/O Frost Bank ATTN: Julia Warden PO Box 2950 San Antonio, TX 78299-2950	144,205,134.080	32.18%
SEI Private Trust Company FBO 601 Banks ATTN: Eileen Carlucci One Freedom Valley Drive Oaks, PA 19456-9989	110,360,393.020	24.63%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	47,210,446.880	10.53%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	43,698,893.310	9.75%
SEI Private Trust Company ATTN: Ian Weiss One Freedom Valley Drive Oaks, PA 19456-9989	40,703,012.070	9.08%

Name and Address	Number of Shares	Percent of Fund/Class
SEI Private Trust Company C/O Johnson Bank ETS ATTN: Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456-9989	32.738.226.300	7.31%
Treasury Fund II—Class B Shares
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	115,341,228.090	41.40%
Band & Co C/O US Bank PO Box 1787 Milwaukee, WI 53201-1787	87,759,278.320	31.50%
Muir & Co. C/O Frost Bank PO Box 2479 San Antonio, TX 78298-2479	33,618,376.930	12.07%
Union Community Bank ATTN: William J. McLaughlin PO Box 486 Marietta, PA 17547-0486	20,962,353.990	7.52%
Treasury Fund II—Class C Shares
First National Bank of Louisiana PO Box 81735 Lafayette, LA 70598-1735	14,629,831.970	97.19%
Ultra Short Duration Bond Fund—Class A Shares
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	19,289,468.237	69.67%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	2,660,864.539	9.61%
Short-Duration Government Fund—Class A Shares
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	43,469,371.319	59.40%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	6,180,827.424	8.45%

Name and Address	Number of Shares	Percent of Fund/Class
ATTN: Mutual Fund Operations Mac & Co 525 William Penn Place Pittsburgh, PA 15230-3198	4,433,752.139	6.06%
Intermediate—Duration Government Fund
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	1,088,663.969	53.11%
Charles Schwab & Co Inc 101 Montgomery Street San Francisco, CA 94101-4151	190,892.591	9.31%
SEI Private Trust Co. C/O Bremer Trust ATTN: Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456-9989	175,660.576	8.57%
NFS LLC FEBO Hilltop National Bank DBA Midhill PO Box 2680 Casper, WY 82602-2680	148,826.953	7.26%
Pershing Division of DLJ ATTN: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	129,682.942	6.33%
GNMA Fund—Class A Shares
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	7,198,095.405	62.35%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	964,662.206	8.36%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	934,820.884	8.10%

CUSTODIAN

U.S. Bank National Association ("U.S. Bank"), located at 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian and acts as wire agent of the assets of the Funds. U.S. Bank holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

DESCRIPTION OF RATINGS

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by Moody's, S&P and Fitch, respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa  Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH LONG-TERM RATINGS

Investment Grade

AAA  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B  Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P'S SHORT-TERM RATINGS

A-1  This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH SHORT-TERM RATINGS

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

Description of Municipal Note Ratings

The following descriptions of municipal note ratings have been published by Moody's and S&P, respectively.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

MIG-1 or VMIG-1 Best quality. Have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing.

MIG-2 or VMIG-2 High quality. Margins of protection are ample, although not so large as in the preceding group.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

PART C: OTHER INFORMATION

Item 28.  Exhibits:

(a)(1)  Declaration of Trust, dated March 15, 1982, as originally filed with Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the Securities and Exchange Commission ("SEC") on March 15, 1982, is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 31, 1995.

(a)(2)  Amendment, dated June 1, 1982, to the Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(3)  Amendment, dated July 30, 1982, to the Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(4)  Amendment, dated December 10, 1986, to the Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(5)  Amendment, dated April 8, 1987, to the Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(6)  Amendment, dated December 23, 1988, to the Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(7)  Amendment, dated August 9, 1989, to the Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(8)  Amendment, dated March 23, 1994, to the Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(b)  Amended and Restated By-Laws, dated September 13, 2011, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 30, 2012.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement, dated March 17, 2003, between the Registrant and SEI Investments Management Corporation is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 26, 2003.

(d)(2)  Amended and Restated Schedules A and B, as last revised January 1, 2010, to the Investment Advisory Agreement, dated March 17, 2003, between the Registrant and SEI Investments Management Corporation are herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 2010.

(d)(3)  Investment Sub-Advisory Agreement, dated March 17, 2003, between SEI Investments Management Corporation and Banc of America Capital Management, LLC (now, BofA Advisors, LLC) with respect to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 26, 2003.

(d)(4)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated March 17, 2003, between SEI Investments Management Corporation and Banc of America Capital Management, LLC (now, BofA Advisors, LLC) with respect to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 28, 2004.

(d)(5)  Amended Schedule A, as last revised January 1, 2010, to the Investment Sub-Advisory Agreement, dated March 17, 2003, as amended July 1, 2003, between SEI Investments Management Corporation and Columbia Management Advisors, LLC (f/k/a Banc of America Capital Management Corporation and now, BofA Advisors, LLC) with respect to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 27, 2010.

(d)(6)  Amended Schedule B, as last revised May 10, 2013, to the Investment Sub-Advisory Agreement, dated March 17, 2003, as amended July 1, 2003, between SEI Investments Management Corporation and BofA Advisors, LLC (f/k/a Banc of America Capital Management, LLC) with respect to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds is filed herewith.

(d)(7)  Investment Sub-Advisory Agreement, dated March 30, 2012, between SEI Investments Management Corporation and Logan Circle Partners, L.P. with respect to the Ultra Short Duration Bond Fund is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 30, 2012.

(d)(8)  Investment Sub-Advisory Agreement, dated November 1, 2004, between SEI Investments Management Corporation and Wellington Management Company, LLP with respect to the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Duration Bond Funds is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 29, 2005.

(e)(1)  Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 26, 2003.

(e)(2)  Amended Schedule A, dated December 5, 2005, to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 30, 2012.

(f)  Not Applicable.

(g)(1)  Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is filed herewith.

(g)(2)  First Amendment, dated September 10, 2013, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is filed herewith.

(g)(3)  Second Amendment, dated December 10, 2013, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is filed herewith.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 28, 2004.

(h)(2)  Amended Schedule D, dated June 26, 2008, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on October 16, 2008.

(h)(3)  Form of Class A Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(4)  Form of Class B Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(5)  Form of Class B Shares Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(6)  Form of Class C Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(7)  Form of Class C Shares Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(8)  Form of Sweep Class Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(g) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 30, 1997.

(h)(9)  Form of Class H Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on January 19, 2001.

(h)(10)  Form of Class H Shares Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on January 19, 2001.

(h)(11)  Amended and Restated Expense Limitation Agreement, dated June 23, 2010, between the Registrant and SEI Investments Global Funds Services, on behalf of the Prime Obligation, Government, Government II, Treasury and Treasury II Funds, is filed herewith.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Sweep Class Shares Distribution Plan is herein incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2006.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated June 26, 2008, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on October 16, 2008.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Daily Income Trust, dated December 12, 2010, is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 30, 2012.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co., dated September 20, 2013, is filed herewith.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services, dated December 2013, is filed herewith.

(p)(4)  The Code of Ethics for SEI Investments Management Corporation, dated August 1, 2013, is filed herewith.

(p)(5)  The Code of Ethics for BofA Advisors, LLC, dated January 1, 2012, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 30, 2012.

(p)(6)  The Code of Ethics for Fortress Investment Group LLC, the parent company of Logan Circle Partners, L.P., is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 30, 2012.

(p)(7)  The Code of Ethics for Wellington Management Company, LLP, dated August 1, 2013, is filed herewith.

(q)(1)  Power of Attorney for Robert A. Nesher is herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2011.

(q)(2)  Power of Attorney for William M. Doran is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2011.

(q)(3)  Power of Attorney for George J. Sullivan, Jr. is herein incorporated by reference to Exhibit (q)(4) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2011.

(q)(4)  Power of Attorney for Nina Lesavoy is herein incorporated by reference to Exhibit (q)(5) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2011.

(q)(5)  Power of Attorney for James M. Williams is herein incorporated by reference to Exhibit (q)(6) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2011.

(q)(6)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(7) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2011.

(q)(7)  Power of Attorney for Hubert L. Harris is herein incorporated by reference to Exhibit (q)(8) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2011.

(q)(8)  Power of Attorney for Peter A. Rodriguez is herein incorporated by reference to Exhibit (q)(9) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2011.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information filed herewith regarding the Trust's control relationships. SEI Investments Management Corporation is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31.  Business and other Connections of Investment Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the Adviser or Sub-Advisers is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The Adviser's or Sub-Adviser's table was provided to the Registrant by the Adviser or Sub-Adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the Adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

Unless otherwise noted, the address of all the companies listed below is One Freedom Valley Drive, Oaks, Pennsylvania, 19456.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director
	SEI Trust Company	Director
	SEI Global Services, Inc.	Senior Vice President
	LSV Asset Management	Management Committee
	SEI Investments (Asia), Limited	Director
	SEI Asset Korea, Co. Ltd	Director
	SEI Investments (South Africa) Limited	Director
	SEI Investments Global Funds Services	Vice President
	SEI Investments Canada Company	Director
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company	Executive Vice President, General Counsel, Chief Compliance Officer, Assistant Secretary
	SEI Trust Company	Director, Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Funds, Inc.	Vice President, Secretary
	SEI Investments, Inc	Vice President, Secretary
	SEI Global Investments Corp.	Director, Vice President, Secretary
	SEI Insurance Group, Inc.	Director, Vice President, Assistant Secretary
	SEI Advanced Capital Management, Inc	Director, Vice President, Secretary
	SEI Primus Holding Corp.	Vice President, Assistant Secretary
	SEI Investments Distribution Co.	Director
	SEI Global Services Inc	Director, Senior Vice President
	SEI Investments Global (Cayman) Limited	Director
	SEI Global Holdings (Cayman) Inc	Chairman of the Board, Chief Executive Officer
	SEI Investments—Global Fund Services Limited	Director
	SEI Investments Global (Bermuda) Ltd	Vice President
Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Global Investments Corp	President
	SEI Global Services, Inc	Senior Vice President
	SEI Investments (Asia), Limited	Director
	SEI Investments (Europe) Ltd UK	Director
	SEI Global Nominee Ltd	Director
	SEI European Services Limited U.K.	Director
	SEI Investments Global, Limited	Director
	SEI Investments (South Africa) Limited	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Canada Company	Director, President
Kevin Barr Director & President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	President, Chief Executive Officer
	SEI Global Services Inc.	Vice President
Kathy Heilig Vice President & Treasurer	SEI Investments Company	Vice President, Controller & Chief Accounting Officer
	SEI Funds Inc	Director, Vice President, Treasurer
	SEI Investments, Inc	Director, Vice President, Treasurer
	SEI Global Investments Corp	Director, Vice President & Treasurer
	SEI Insurance Group, Inc	Vice President, Treasurer
	SEI Advanced Capital Management, Inc	Director, Vice President, Treasurer
	SEI Primus Holding Corp	Director, Vice President, Treasurer
	SEI Global Services, Inc.	Treasurer
	SEI Global Capital Investments, Inc	Director, Vice President, Treasurer
	SEI Investments Global (Cayman) Limited	Vice President, Treasurer
	SEI Investments Global Holdings (Cayman) Inc	Vice President, Assistant Secretary & Treasurer
	SEI Ventures, Inc	Director, Vice President, Treasurer
	SEI Investments Management Corporation Delaware, LLC	Manager, Vice President, Treasurer
	SEI Investments Developments Inc	Director, Vice President, Treasurer
	SEI Investments Global Funds Services	Vice President, Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company	Vice President—Legal & Assistant Secretary
	SEI Funds Inc	Vice President
	SEI Global Services Inc	Vice President & Assistant Secretary
	SEI SIMC Holdings, LLC	Manager
	SEI Investments Global (Bermuda) Ltd	Vice President
	SEI Structured Credit Fund, L.P.	Vice President, Assistant Secretary
	SIMC Subsidiary, LLC	Manager
	SEI Investments Global Funds Services	General Counsel, Vice President & Secretary
	SEI Institutional Transfer Agent, Inc.	General Counsel, Secretary
Aaron Buser Vice President & Assistant Secretary	SEI Structured Credit Fund, L.P.	Vice President, Assistant Secretary
	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
David McCann Vice President & Assistant Secretary	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President
John Fisher Vice President	SEI Global Services, Inc.	Vice President
Linda Kerr Vice President	SEI Global Services, Inc.	Vice President
	SEI Private Trust Company	Vice President
Paul Klauder Vice President	SEI Global Services, Inc	Vice President
	SEI Investments Canada Company	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Roger Messina Vice President	SEI Global Services Inc	Vice President
	SEI Investments Canada Company	Vice President
James Miceli Vice President	SEI Global Services, Inc.	Vice President
James V. Morris Vice President	SEI Global Services, Inc.	Vice President
Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President
Robert Wrzesniewski Vice President	SEI Global Services, Inc.	Vice President

BofA Advisors, LLC

BofA Advisors, LLC ("BofAA") is a Sub-Adviser for the Registrant's Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds. The principal business address of BofAA is 100 Federal Street, Boston, Massachusetts 02110. BofAA is an investment adviser registered under the Advisers Act and performs investment advisory services to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds and other clients.

The business and other connections of the officers and members of BofAA are listed on the Form ADV of BofAA as currently on file with the Commission (File No. 801-50372).

Logan Circle Partners, L.P.

Logan Circle Partners, L.P. ("Logan Circle") serves as a Sub-Adviser for the Registrant's Ultra Short Duration Bond Fund. The principal address of Logan Circle is Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103. Logan Circle is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

During the last two fiscal years, no director, officer or partner of Logan Circle has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") serves as a Sub-Adviser for the Registrant's Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The principal business address of Wellington Management is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Item 32.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional International Trust	August 30, 1988
SEI Institutional Managed Trust	January 22, 1987
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
CNI Charter Funds	April 1, 1999
Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (formerly FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds	September 8, 2010
Adviser Managed Trust	February 16, 2011
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	April 2, 2012
Cambria ETF Trust	August 30, 2013
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KKR Series Trust	October 3, 2012
KKR Alternative Corporation Opportunities Fund	October 3, 2012
KKR Alternative Corporation Opportunities Fund P	October 3, 2012
KraneShares Trust	December 18, 2012
SEI Insurance Products Trust	September 10, 2013
KP Funds	September 19, 2013
The Advisors' Inner Circle Fund III	February 12, 2014

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John P. Coary	Vice President & Assistant Secretary	—
John J. Cronin	Vice President	—
Robert M. Silvestri	Vice President	—

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(c), the required books and records are maintained at the offices of Registrant's Manager:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Advisers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

BofA Advisors, LLC
100 Federal Street
Boston, Massachusetts 02110

Logan Circle Partners, L.P.
Three Logan Square
1717 Arch Street, Suite 1500
Philadelphia, Pennsylvania 19103

Wellington Management Company, LLP
280 Congress Street
Boston, Massachusetts 02210

Item 34.  Management Services:

None.

Item 35.  Undertakings:

Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Daily Income Trust (formerly known as SEI Cash + Plus Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 66 to Registration Statement No. 002-77048 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of May, 2014.

SEI DAILY INCOME TRUST

BY:   /s/Robert A. Nesher

  Robert A. Nesher
  Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	May 30, 2014 William M. Doran
	*	Trustee	May 30, 2014 George J. Sullivan, Jr.
	*	Trustee	May 30, 2014 Nina Lesavoy
	*	Trustee	May 30, 2014 James M. Williams
	*	Trustee	May 30, 2014 Mitchell A. Johnson
	*	Trustee	May 30, 2014 Hubert L. Harris, Jr.
	/s/Robert A. Nesher	Trustee, President & Chief Robert A. Nesher	May 30, 2014 Executive Officer
	/s/Peter A. Rodriguez	Controller & Chief Peter A. Rodriguez	May 30, 2014 Financial Officer
*By:	/s/Robert A. Nesher Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(d)(6)

Amended Schedule B, as last revised May 10, 2013, to the Investment Sub-Advisory Agreement, dated March 17, 2003, as amended July 1, 2003, between SEI Investments Management Corporation and BofA Advisors, LLC (f/k/a Banc of America Capital Management, LLC) with respect to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds.

EX-99.B(g)(1)	Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association
EX-99.B(g)(2)	First Amendment, dated September 10, 2013, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association
EX-99.B(g)(3)

Second Amendment, dated December 10, 2013, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013 as amended September 10, 2013, between various SEI trusts and U.S. Bank National Association

EX-99.B(h)(11)

Amended and Restated Expense Limitation Agreement, dated June 23, 2010, between the Registrant and SEI Investments Global Funds Services, on behalf of the Prime Obligation, Government, Government II, Treasury and Treasury II Funds

Ex-99.B(i)	Opinion and Consent of Morgan, Lewis & Bockius LLP
Ex-99.B(j)	Consent of Independent Registered Public Accounting Firm
EX-99.B(p)(2)	Code of Ethics for SEI Investments Distribution Co., dated September 20, 2013
EX-99.B(p)(3)	Code of Ethics for SEI Investments Global Funds Services, dated December 2013
EX-99.B(p)(4)	Code of Ethics for SEI Investments Management Corporation, dated August 1, 2013
EX-99.B(p)(7)	Code of Ethics for Wellington Management Company, LLP, dated August 1, 2013